UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05782

PNC Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza
Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

Jennifer E. Spratley
Two Hopkins Plaza
Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-551-2145

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Par (000)	Value

U.S. GOVERNMENT AGENCY SECURITIES—8.1%
Federal Home Loan Bank— 8.1%
Floating Rate Notes, 2.87%, 5/20/09 (a)	$10,000	$9,999,609
Notes,
2.72%, 3/5/08(a)	18,000	17,997,280
4.50%, 4/14/08(b)	10,000	10,000,000
4.38%, 4/21/08(b)	8,000	8,000,000
5.10%, 9/19/08(b)	7,000	7,015,228
4.50%, 11/6/08(b)	5,000	5,000,000
4.20%, 1/7/09	10,000	10,000,000
3.75%, 1/16/09	4,500	4,500,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $72,512,117)		72,512,117

CERTIFICATES OF DEPOSIT—23.4%
Barclays Bank PLC, 4.45%, 4/4/08	16,000	16,000,000
BNP Paribus, 4.75%, 6/20/08	22,000	22,015,803
CIBC,
3.88%, 4/10/08	12,000	12,000,000
4.05%, 4/10/08	9,600	9,600,000
Dexia (Del) LLC,
4.19%, 3/10/08	9,500	9,502,381
3.20%, 3/27/08	10,000	10,000,333
JP Morgan Chase & Co., 2.86%, 5/14/08	18,750	18,750,000
Merrill Lynch & Co., 3.20%, 3/5/08	20,000	19,996,444
Royal Bank of Scotland PLC,
3.15%, 4/30/08	17,000	17,000,000
4.90%, 6/12/08	10,000	10,016,349
3.08%, 7/3/08(a)	10,000	9,999,013
Toronto Dominion, 4.84%, 4/21/08	22,000	22,000,000
Wells Fargo Bank San Francisco, 2.94%, 3/18/08	32,025	32,025,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $208,905,323)		208,905,323

COMMERCIAL PAPER—47.8%
Asset Backed Securities— 21.5%
Amsterdam Funding, 3.29%, 3/20/08(c)	19,999	19,968,928
Barton Capital PLC, 4.15%, 3/4/08(c)	15,000	14,998,271
Citibank, 3.25%, 4/3/08(c)	18,000	17,949,625
Daimler AG,
4.60%, 3/3/08	10,000	10,000,000
3.90%, 4/9/08	3,750	3,734,969
Fountain Square,
3.90%, 4/11/08(c)	10,000	9,957,750
3.38%, 4/22/08	10,000	9,953,125
Grampian Funding, 3.87%, 4/17/08(c)	20,000	19,903,250
Old Line Funding LLC,

3.17%, 3/13/08	8,000	7,992,956
3.40%, 3/14/08(c)	17,000	16,982,339
Park Avenue Receivables Corp., 3.08%, 5/21/08(c)	20,000	19,864,822
Sheffield Receivables, 3.40%, 3/3/08(c)	19,000	19,000,000
Windmill Funding Corp.,
3.25%, 3/25/08(c)	5,000	4,990,069
3.14%, 3/25/08	17,000	16,967,379

		192,263,483

Automobile Manufacturers— 0.7%
Honda of America, 2.95%, 3/14/08	5,900	5,892,969

Banking & Financial Services— 14.6%
Bank of America,
3.02%, 4/24/08	12,000	11,947,653
3.65%, 5/16/08	20,000	19,849,945
Bank of Scotland, 3.81%, 4/8/08	5,000	4,980,950
JP Morgan Chase & Co., 3.20%, 4/22/08	20,000	19,911,111
Morgan Stanley Dean Witter, 5.40%, 3/10/08	16,000	15,983,200
Toyota,
4.27%, 3/7/08	8,500	8,495,967
4.44%, 3/18/08	25,000	24,953,750
UBS Delaware Finance LLC, 3.12%, 4/24/08	24,000	23,891,840

		130,014,416

Diversified Financial Services— 3.2%
General Electric Capital, 3.00%, 5/8/08	29,000	28,840,500

Foreign Banks— 7.8%
CBA (Delaware) Finance, 4.91%, 3/17/08	5,000	4,990,453
Dexia (Del) LLC,
2.99%, 4/21/08	10,000	9,959,303
3.25%, 4/22/08	3,700	3,683,298
Rabobank USA Financial Corp., 3.16%, 3/3/08	21,000	21,000,000
Societe Generale,
3.10%, 5/5/08	12,000	11,934,900
3.78%, 5/13/08	18,000	17,865,810

		69,433,764

TOTAL COMMERCIAL PAPER (Cost $426,445,132)		426,445,132

CORPORATE BONDS—5.6%
Allstate Life Global Funding Trusts, 3.33%, 3/20/09	10,000	10,000,000
American Honda Finance Corp., 5.17%, 9/18/08	9,820	9,820,000
BP Capital Markets PLC, 5.07%, 1/9/09(a)	10,000	10,000,000
Morgan Stanley, 3.88%, 1/15/09	10,000	10,031,345

PNC Funds, Inc.
PRIME MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

CORPORATE BONDS — Continued
UBS AG, 4.05%, 3/16/09	$10,000	$10,000,000

TOTAL CORPORATE BONDS (Cost $49,851,345)		49,851,345

REPURCHASE AGREEMENTS—6.7%
Bank of America LLC (Agreement dated 2/29/08 to be repurchased at $11,001,421 collateralized by $11,265,000 (Value $11,219,996) U.S. Treasury Bill, .85%, due 4/17/08) 1.55%, 3/3/08	11,000	11,000,000
JP Morgan Securities (Agreement dated 2/29/08 to be repurchased at $11,001,375 collateralized by $7,827,000 (Value $11,317,550) U.S. Treasury Bond, 8.50%, due 2/15/20) 1.50%, 3/3/08	11,000	11,000,000
Merrill Lynch Securities (Agreement dated 2/29/08 to be repurchased at $11,001,558 collateralized by $10,018,000 (Value $11,295,158) U.S. Treasury Inflationary Note, 2.00%, due 4/15/12) 1.70%, 3/3/08	11,000	11,000,000
Morgan Stanley (Agreement dated 2/29/08 to be repurchased at $11,001,650 collateralized by $7,605,000 (Value $11,299,053) U.S. Treasury Bond, 9.00%, due 11/15/18) 1.80%, 3/3/08	11,000	11,000,000
Wachovia Securities (Agreement dated 2/29/08 to be repurchased at $16,002,467 collateralized by $15,014,000 (Value $16,439,407) U.S. Treasury Note, 4.50%, due 11/30/11) 1.85%, 3/3/08	16,000	16,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $60,000,000)		60,000,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—3.5%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedules of Portfolio Investments.)	31,210	31,210,076

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $31,210,076)		31,210,076

MONEY MARKET FUNDS —8.5%
Goldman Sachs Financial Square Prime Obligations Fund	13,176,517	13,176,517
JP Morgan Prime Money Market Fund	23,993,897	23,993,897

Morgan Stanley Liquidity Prime Fund	38,468,529	38,468,529

TOTAL MONEY MARKET FUNDS (Cost $75,638,943)		75,638,943

TOTAL INVESTMENTS IN SECURITIES — 103.6% (Cost $924,562,936) (d)		924,562,936
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(31,962,154)

NET ASSETS — 100.0%		$892,600,782

(a)	Variable or floating rate security. Rate disclosed is as of February 29, 2008.

(b)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be liquid.

(d)	Aggregate cost for financial reporting and Federal income tax purposes.

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Par (000)	Value

U.S. GOVERNMENT AGENCY SECURITIES—75.9%
Fannie Mae— 20.5%
Discount Notes,
2.68%, 3/5/08	$8,500	$8,498,735
2.75%, 3/10/08	1,200	1,199,358
2.88%, 3/10/08	1,378	1,377,228
2.80%, 3/12/08	7,000	6,995,100
2.80%, 3/12/08	3,300	3,297,690
2.82%, 3/17/08	3,080	3,076,622
2.80%, 3/19/08(a)	8,500	8,489,422
3.62%, 3/20/08(a)	7,500	7,487,179
4.23%, 3/21/08	6,000	5,987,310
2.75%, 3/26/08	2,092	2,088,325
2.70%, 3/31/08	5,000	4,989,500
3.97%, 4/2/08	6,224	6,205,172
2.90%, 4/9/08	2,500	2,492,549
2.72%, 4/11/08	2,575	2,567,412
3.62%, 4/16/08	7,500	7,466,817
2.79%, 4/23/08(a)	7,500	7,470,356
2.72%, 5/7/08	4,351	4,329,632
3.47%, 5/30/08	7,500	7,436,383
2.77%, 6/12/08	5,090	5,050,415
2.75%, 7/23/08	5,000	4,945,725
Notes,
3.00%, 6/19/08	2,550	2,550,000
4.40%, 7/28/08	4,000	3,997,051
4.50%, 8/4/08	2,500	2,499,189
4.00%, 9/2/08	2,063	2,055,880

		112,553,050

Federal Farm Credit Bank— 15.2%
Discount Notes,
2.72%, 3/6/08	10,000	9,997,733
2.65%, 3/11/08	7,500	7,495,583
2.65%, 3/12/08	8,500	8,494,369
2.50%, 3/18/08	5,500	5,494,271
2.88%, 3/24/08	3,000	2,994,960
2.66%, 3/26/08(a)	8,500	8,485,555
2.70%, 3/28/08	10,000	9,981,250
2.90%, 5/16/08	6,000	5,964,233
2.75%, 5/28/08	8,500	8,444,160
2.52%, 6/16/08	8,500	8,437,525
Notes,
3.38%, 7/15/08	2,986	2,973,231
3.77%, 4/23/09(b)	5,000	5,000,000

		83,762,870

Federal Home Loan Bank— 22.7%
Discount Notes,
2.72%, 3/7/08	8,000	7,997,582
2.70%, 3/28/08	2,000	1,996,249
Floating Rate Notes, 2.87%, 5/20/09(b)	9,999	9,999,609
Notes,
2.41%, 3/14/08(b)	4,000	4,000,000
4.16%, 3/14/08(b)	5,000	4,999,977
4.77%, 3/20/08(a)(b)	8,320	8,319,859
4.57%, 4/1/08(b)	2,650	2,649,943
4.50%, 4/14/08(a)	7,000	7,000,000
4.13%, 4/18/08(a)	10,000	9,997,240
4.30%, 4/21/08	5,000	4,999,967
4.38%, 4/21/08(a)	5,000	5,000,000

4.40%, 4/23/08(a)	10,000	10,000,000
5.10%, 9/19/08(a)	4,500	4,509,789
3.10%, 10/29/08(b)	6,500	6,500,741
4.50%, 11/5/08	5,000	5,000,000
4.50%, 11/6/08(a)	5,000	5,000,000
2.83%, 3/3/09	5,000	5,000,000
2.88%, 5/27/09(b)	10,000	10,000,000
4.93%, 6/4/09(b)	6,500	6,500,000
3.04%, 8/21/09	5,000	5,000,000

		124,470,956

Freddie Mac— 17.5%
Discount Notes,
2.88%, 3/3/08	3,307	3,307,000
2.77%, 3/5/08	8,000	7,998,769
2.75%, 3/6/08	8,750	8,747,995
2.74%, 3/7/08	4,500	4,498,630
2.70%, 3/12/08	5,812	5,808,077
2.73%, 3/27/08(a)	8,500	8,484,530
2.84%, 3/31/08	1,690	1,686,266
3.73%, 3/31/08	3,443	3,433,011
2.71%, 4/14/08	5,213	5,196,518
3.59%, 4/14/08(a)	2,575	2,564,215
2.90%, 4/18/08	5,032	5,010,592
2.80%, 4/21/08	7,500	7,471,417
4.14%, 4/25/08	7,000	6,957,335
4.10%, 4/28/08	7,000	6,969,075
3.47%, 5/30/08	7,500	7,436,383
Notes,
2.97%, 3/26/08(b)	4,500	4,499,931
4.50%, 8/4/08	2,500	2,499,703
5.00%, 9/16/08	3,750	3,796,573

		96,366,020

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $417,152,896)		417,152,896

REPURCHASE AGREEMENTS—16.3%
Bank of America Securities LLC (Agreement dated 2/29/08 to be repurchased at $18,002,325 collateralized by 18,315,000 (Value $18,429,469) U.S. Treasury Note, 2.00%, due 2/28/10) 1.55%, 3/3/08	18,000	18,000,000
JP Morgan Securities (Agreement dated 2/29/08 to be repurchased at $18,002,250 collateralized by $14,085,000 (Value $18,393,283) U.S. Treasury Bond, 6.75%, due 8/15/26) 1.50%, 3/3/08	18,000	18,000,000
Merrill Lynch Securities (Agreement dated 2/29/08 to be repurchased at $18,002,550 collateralized by $13,976,000 (Value $18,412,105) U.S. Treasury Inflationary Note, 3.00%, due 7/15/12) 1.70%, 3/3/08	18,000	18,000,000

PNC Funds, Inc.
GOVERNMENT MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

REPURCHASE AGREEMENTS — Continued
Morgan Stanley (Agreement dated 2/29/08 to be repurchased at $18,002,700 collateralized by $12,935,000 (Value $18,570,676) U.S. Treasury Bond, 8.125%, due 5/15/21) 1.80%, 3/3/08	$18,000	$18,000,000
Wachovia Securities (Agreement dated 2/29/08 to be repurchased at $18,002,775 collateralized by $17,993,000 (Value $18,384,813) U.S. Treasury Note, 2.625%, due 3/15/09) 1.85%, 3/3/08	18,000	18,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $90,000,000)		90,000,000

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—17.3%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedules of Portfolio Investments.)	95,052	95,052,018

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $95,052,018)		95,052,018

MONEY MARKET FUNDS —8.7%
Goldman Sachs Financial Square Government Fund	23,437,244	23,437,244
JPMorgan U.S. Government Money Market Fund	20,402,516	20,402,516
Merrill Lynch Government Money Market Fund	3,950,932	3,950,932

TOTAL MONEY MARKET FUNDS (Cost $47,790,692)		47,790,692

TOTAL INVESTMENTS IN SECURITIES — 118.2% (Cost $649,995,606) (c)		649,995,606
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.2)%		(100,265,289)

NET ASSETS — 100.0%		$549,730,317

(a)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(b)	Variable or floating rate security. Rate disclosed is as of February 29, 2008.

(c)	Aggregate cost for financial reporting and Federal income tax purposes.

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS—98.7%
Alaska— 1.5%
Valdez Alaska Marine Terminal, RB, VRBD, BP Pipleline, Inc., 3.50%, 3/3/08(a)	$4,500	$4,500,000

Arizona— 2.4%
Salt River Project Arizona Agriculture Import & Power District, 2.98%, 3/6/08	7,000	7,000,000

Colorado— 1.8%
Colorado Educational & Cultural Facilities Authority, RB, VRDB, National Jewish Federation, INS: Bank of America, 3.50%, 3/3/08(a)	3,300	3,300,000
Colorado Educational & Cultural Facilities Authority, RB, VRDB, National Jewish Federation, INS: JPMorgan Chase Bank, 3.50%, 3/3/08(a)	2,000	2,000,000

		5,300,000

Connecticut— 0.8%
Connecticut State, GO, VRDB, INS: Landesbank Hessen-Thuringen Girozentrale, 3.25%, 3/6/08(a)	2,500	2,500,000

District of Columbia— 2.0%
Washington D.C. Convention Center Authority, RB, Prerefunded 10/1/08 @101, 5.25%, 10/1/08	1,000	1,019,677
Washington D.C. Met Area Tranportation, INS: Wachovia Bank, 2.60%, 5/8/08	5,000	5,000,000

		6,019,677

Florida— 1.3%
Jacksonville Electric Authority, INS: Dexia Credit Local, 2.80%, 3/3/08	4,000	4,000,000

Georgia— 3.1%
Macon-Bibb County Hospital Authority, RB, VRDB, Central Georgia Senior Health, Inc., INS: Suntrust Bank, Atlanta, 3.70%, 3/3/08(a)	3,100	3,100,000
Metropolitan Altanta Rapid Transit Authority, INS: Dexia Credit Local, 3.05%, 8/12/08	5,000	5,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Prerefunded 7/1/08 @101, RB, 5.10%, 7/1/08	1,000	1,020,064

		9,120,064

Illinois— 2.0%
Chicago Housing Authority Capital Program, RB, INS: FSA, 5.00%, 7/1/08	1,235	1,240,323
Cook County, GO, VRDB, INS: Landesbank Hessen-Thurigen, 3.00%, 3/3/08(a)	2,600	2,600,000
Illinois Finance Authority, Depaul University, INS: U.S. Bank, 1.80%, 7/7/08	2,000	2,000,000

		5,840,323

Kansas— 1.0%
Kansas Development Finance Authority, RB, 4.00%, 10/1/08	1,000	1,009,693
Salina, Kansas, GO, 4.50%, 8/1/08	1,980	1,985,925

		2,995,618

Kentucky— 0.8%
Berea Kentucky Educational Facilities, RB, VRDB, INS: Berea College, 4.00%, 3/3/08(a)	2,500	2,500,000

Maryland— 5.5%
Baltimore Industrial Development Authority, RB, VRDB, LOC:
Bayerische Landesbank, 2.90%, 3/3/08(a)	5,055	5,055,000
Maryland State Health & Higher Education, Facilities Authority, 2.55%, 6/6/08	6,000	6,000,000
Montgomery County, GO, VRDB, INS:
Dexia Credit Local, 3.88%, 3/3/08(a)	1,000	1,000,000
University Systems of Maryland, COP, VRDB, College Park Business School, INS: Bank of America, 3.21%, 3/3/08(a)	3,400	3,400,000
Worcester County, GO, 3.00%, 3/1/09	1,000	1,012,765

		16,467,765

Massachusetts— 6.0%
Commonwealth of Massachusetts, INS: BNP Paribas, 3.32%, 3/7/08	3,000	3,000,000
Massachusetts Health & Educational Facilities Authority, RB, VRDB, Partners Healthcare System, Inc., INS: Citibank N.A., 3.06%, 3/6/08	5,860	5,860,000
Massachusetts State, GO, VRDB, INS:
Landesbank Baden Wurttemberg, 3.55%, 3/3/08(a)	5,700	5,700,000
Massachusetts State, GO, VRDB, INS:
State Street Bank & Trust Co., 3.55%, 3/3/08(a)	1,900	1,900,000

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
February 29, 2008
(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Massachusetts — Continued
Massachusetts Water Resources Authority, RB, VRDB, INS: Landesbank Baden-Wurttemberg, 3.25%, 3/3/08(a)	$1,300	$1,300,000

		17,760,000

Michigan— 3.1%
Michigan State Department of Treasury, GO, INS: Depfa Bank PLC, 4.00%, 9/30/08	6,000	6,036,114
University of Michigan, RB, VRDB, University of Michigan Hospitals, 3.10%, 3/3/08(a)	3,000	3,000,000

		9,036,114

Minnesota— 1.8%
Rochester Health Care, INS: Mayo Clinic,
2.65%, 4/7/08	2,400	2,400,000
2.65%, 4/7/08	3,000	3,000,000

		5,400,000

Mississippi— 1.0%

Mississippi State, GO, Prerefunded 6/1/08 @100, 5.00%, 6/1/08	3,000	3,010,789

Missouri— 5.5%
Curators Of The University Of Missouri System Facilities, RB, VRDB, 4.00%, 3/3/08(a)	5,000	5,000,000
Missouri State Health & Educational Facilities Authority, RB, VRDB, Ranken Technical College, INS: Northern Trust Company, 3.75%, 3/3/08(a)	8,975	8,975,000
Missouri State Health & Educational Facilities Authority, RB, VRDB,Washington University Project, INS: JPMorgan Chase Bank, 3.20%, 3/3/08(a)	2,240	2,240,000

		16,215,000

Montana— 0.9%
Montana Board of Investment, RB, 3.25%, 3/2/09(a)	2,650	2,650,000

Nevada— 5.9%
Clark County, Highway Sales & Excise Tax, INS: State Street and CalSTRS, 2.25%, 7/9/08	3,400	3,400,000
Las Vegas Valley Water District, INS: BNP/Lloyds, 3.38%, 3/10/08	3,000	3,000,000
Las Vegas Valley Water District, GO, VRDB, INS: Dexia Credit Local, 4.00%, 3/3/08(a)	4,200	4,200,000
Nevada State Capitol Building, GO, Prerefunded 6/1/08 @100, 5.25%, 6/1/08	2,000	2,010,873
Truckee Meadows Water Authority, INS: Lloyds TSB Bank, 1.40%, 7/10/08	5,000	5,000,000

		17,610,873

New Hampshire— 1.3%
New Hampshire Business Finance Authority, RB, VRDB, Foundation for Seacoast Health, INS: Bank of America, 3.40%, 3/3/08(a)	1,955	1,955,000
New Hampshire Health & Education Facilities Authority, RB, VRDB, Dartmouth College, INS: JPMorgan Chase Bank, 4.00%, 3/3/08(a)	2,000	2,000,000

		3,955,000

New Jersey— 2.0%
New Jersey Building Authority, RB, 5.00%, 6/15/08	6,000	6,025,048

New York— 2.5%
New York City Transitional Finance Authority, RB, VRDB, INS: Citigroup Global Markets, 3.91%, 3/3/08(a)	4,550	4,550,000
Triborough Bridge & Tunnel Authority, RB, VRDB, INS: Dexia Credit Local, 2.92%, 3/3/08(a)	3,000	3,000,000

		7,550,000

North Carolina— 6.4%
North Carolina Educational Facilities, RB, VRDB, INS: Duke University Project, 2.30%, 3/3/08(a)	7,340	7,340,000
North Carolina State Albermarle Building, GO, VRDB, INS:Landesbank Baden-Wurttenberg, 2.92%, 3/3/08(a)	1,300	1,300,000
North Carolina State Albermarle Building, GO, VRDB, INS: Landesbank Hessen-Thuringen, 2.85%,
3/5/08(a)	4,200	4,200,000
Raleigh NC Comb Enterprise System, RB, 5.00%, 3/1/09	1,000	1,033,411
University of North Carolina Chapel Hill, RB, VRDB, 3.23%, 3/3/08	3,900	3,900,000	(a)
Winston-Salem Community Treatment Facilities Partnership, COP, VRDB, INS: Dexia Credit Local, 3.32%, 3/3/08(a)	1,200	1,200,000

		18,973,411

Ohio— 3.6%
Columbus City School District, GO, 3.75%, 12/11/08	3,000	3,024,264
Ohio Air Quality Development Authority, RB, VRDB, Ohio Edison Co., INS: Wachovia Bank, 4.00%, 3/3/08(a)	3,000	3,000,000
Ohio State Office Tower, RB, 5.50%, 12/1/08	2,000	2,046,959

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Continued
February 29, 2008
(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued
Ohio — Continued
Sandusky Ohio, GO, 4.25%, 10/22/08	$2,700	$2,712,445

		10,783,668

Oregon— 2.9%
Oregon State, GO, VRDB, INS: Dexia Credit Local, 3.15%, 3/3/08(a)	2,000	2,000,000
Oregon State, GO, VRDB, INS: JPMorgan Chase & Co., 3.00%, 3/5/08(a)	4,000	4,000,000
Umatilla County Hospital Facility Authority, RB, VRDB, Catholic Health Initiatives, INS: Bayerische Landesbank, 3.20%, 3/3/08(a)	2,500	2,500,000

		8,500,000

Pennsylvania— 9.7%
Delaware County IDA, Pollution Control, INS: Wachovia Bank, 2.55%, 6/10/08	3,700	3,700,000
Delaware County IDA, RB, VRDB, Exelon Generation, INS: Wachovia Bank, 4.00%, 3/3/08(a)	2,500	2,500,000
Delaware County IDA, RB, VRDB, INS:
General Electric Capital,
2.85%, 3/3/08(a)	2,200	2,200,000
2.85%, 3/3/08	3,335	3,335,000
Montgomery County IDA, Exelon Generation, INS: Wachovia Bank, 2.80%, 4/8/08	3,980	3,980,000
Pennsylvania Higher Educational Facilties Authority, RB, Geneva College, Prerefunded 4/1/08 @102, 5.38%, 4/1/08	2,000	2,042,681
Pennsylvania State, GO, 5.25%, 2/1/09	1,000	1,036,247
Pennsylvania State, GO, Prerefunded 8/1/08 @101, 5.00%, 8/1/08	2,000	2,031,411
Philadelphia Authority For Industrial Development, RB, VRDB, INS: Morgan Guaranty Trust, 3.40%, 3/3/08 (a)	2,200	2,200,000
Saint Mary Hospital Authority, RB, Catholic Health Initiatives, Prerefunded 6/1/08 @101, 5.00%, 6/1/08	5,760	5,836,769

		28,862,108

South Carolina— 1.5%
Berkeley County Pollution Control Facilities, RB, VRDB, Amoco Chemical Company Project, INS: BP Amoco PLC, Inc., 3.50%, 3/3/08(a)	4,400	4,400,000

Texas— 9.0%
Department of Transportation State Highway, 2.85%, 4/4/08	4,000	4,000,000
Harris County, INS: Bank of Nova Scotia, 1.53%, 3/14/08	3,000	3,000,000
Red River Education Finance, RB, VRDB, Texas Christian University Project, 3.23%, 3/3/08(a)	4,300	4,300,000
Texas Municipal Power Agency, RB, INS: MBIA, 6.10%, 9/1/08	1,000	1,012,284
Texas State Tax and Revenue Anticipation Notes, GO, 4.50%, 8/28/08	5,000	5,018,296
Texas Water Development Board, RB, VRDB, INS: JPMorgan Chase Bank, 4.00%, 3/3/08(a)	4,500	4,500,000
University of Texas, 1.50%, 7/3/08	5,000	5,000,000

		26,830,580

Utah— 3.7%
Intermountain Power Agency, INS: Bank of Nova Scotia, 1.10%, 6/3/08	6,000	6,000,000
Intermountain Power Agency, INS: Bank of Nova Scotia, 1.60%, 7/8/08	5,050	5,050,000

		11,050,000

Vermont— 0.3%
Vermont Municipal Bond Bank, RB, 4.00%, 12/1/08	1,000	1,017,746

Virginia— 5.2%
Loudoun County IDA, RB, VRDB, Howard Hughes Medical Institute, 3.25%, 3/3/08(a)	4,855	4,855,000
Norfolk IDA, INS: Wachovia Bank, 2.78%, 6/5/08	3,000	3,000,000
Peninsula Ports Authority, INS: U.S. Bank, 3.39%, 3/6/08	4,005	4,005,000
Virginia Public Building Authority, RB, VRDB, INS: Dexia Credit Local, 3.00%, 3/3/08(a)	3,500	3,500,000

		15,360,000

Washington— 3.9%
King County, INS: Bayerische Landesbank, 1.25%, 4/2/08	5,000	5,000,000
Port of Seattle, INS: Bank of America, 3.40%, 3/13/08	3,025	3,025,000
Washington Higher Education Facilities Authority, RB, Gonzaga University, Prerefunded 4/1/08 @100, 5.00%, 4/1/08	3,500	3,505,261

		11,530,261

PNC Funds, Inc.
TAX-EXEMPT MONEY MARKET FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

MUNICIPAL BONDS — Continued
Wisconsin— 0.3%
Wisconsin State, GO, Prerefunded 5/1/08 @100, 4.60%, 5/1/08	$1,000	$1,004,613

TOTAL MUNICIPAL BONDS (Cost $293,768,658)		293,768,658

MONEY MARKET FUND—0.1%
Goldman Sachs Financial Square Tax-Free Money Market Fund, Institutional Shares	441,795	441,795

TOTAL MONEY MARKET FUND (Cost $441,795)		441,795

TOTAL INVESTMENTS IN SECURITIES — 98.8% (Cost $294,210,453) (b)		294,210,453

OTHER ASSETS IN EXCESS OF LIABILITIES —1.2%		3,440,238

NET ASSETS — 100.0%		$297,650,691

(a)	Variable or floating rate security. Rate disclosed is as of February 29, 2008.

(b)	Aggregate cost for financial reporting and Federal income tax purposes.

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
GROWTH & INCOME FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

COMMON STOCKS—99.3%
Consumer Discretionary— 15.1%
Best Buy Co., Inc.	52,019	$2,237,337
Coldwater Creek, Inc. (a)(b)	374,781	2,072,539
Comcast Corp., CL A (a)(b)	194,394	3,798,459
E.W. Scripps Co., CL A	48,918	2,043,305
Gildan Activewear, Inc. (a)	27,170	1,024,581
Home Depot, Inc.	99,747	2,648,283
Kohl's Corp. (a)(b)	106,402	4,728,505
News Corp., CL A	143,579	2,643,289
Panera Bread Co., CL A (a)(b)	45,949	1,717,114
Starbucks Corp. (a)	78,980	1,419,270
Target Corp.	30,011	1,578,879
Urban Outfitters, Inc. (a)	59,053	1,699,545

		27,611,106

Consumer Staples— 6.6%
PepsiCo, Inc.	26,329	1,831,445
Procter & Gamble Co.	54,466	3,604,560
Unilever PLC- Sponsored ADR	67,465	2,123,798
Walgreen Co.	124,544	4,547,102

		12,106,905

Energy— 10.7%
BP PLC - Sponsored ADR	32,685	2,120,276
ConocoPhillips	31,123	2,574,183
Exxon Mobil Corp.	63,745	5,546,452
Halliburton Co.	75,871	2,905,859
Nabors Industries Ltd. (a)	108,733	3,428,352
Tidewater, Inc.	55,090	3,093,304

		19,668,426

Financial Services— 16.9%
AFLAC, Inc.	16,172	1,009,294
American International Group, Inc.	103,860	4,866,880
Capital One Financial Corp. (b)	135,375	6,231,311
Citigroup, Inc.	200,584	4,755,847
Countrywide Financial Corp. (b)	183,677	1,159,002
Fidelity National Financial, Inc., CL A	84,857	1,494,332
Franklin Resources, Inc. (b)	20,503	1,934,868
Merrill Lynch & Co., Inc. (b)	52,779	2,615,727
Wachovia Corp. (b)	224,877	6,885,734

		30,952,995

Health Care— 12.8%
Amgen, Inc. (a)	41,712	1,898,730
Boston Scientific Corp. (a)	283,828	3,573,394
Cephalon, Inc. (a)(b)	13,533	816,581
Genzyme Corp. (a)(b)	44,218	3,135,941
Novartis AG - Sponsored ADR	99,205	4,875,926
Omnicare, Inc. (b)	249,090	5,225,908
Pfizer, Inc.	130,917	2,916,831
Pharmaceutical Product Development, Inc.	23,665	1,066,582

		23,509,893

Industrials— 12.0%
Danaher Corp. (b)	34,319	2,544,754
Dover Corp.	100,303	4,163,578
Eaton Corp.	16,410	1,323,138
FedEx Corp. (b)	41,508	3,658,100
General Electric Co.	68,878	2,282,617
Goodrich Corp.	22,088	1,308,272
Graco, Inc. (b)	28,092	975,073
Masco Corp. (b)	84,514	1,579,567
Oshkosh Corp.	27,940	1,119,556
Rockwell Collins, Inc.	16,010	942,989
United Technologies Corp.	30,173	2,127,498

		22,025,142

Information Technology— 23.8%
Akamai Technologies, Inc. (a)(b)	51,670	1,816,717
Apple, Inc. (a)	6,175	771,998
Cisco Systems, Inc. (a)	222,656	5,426,127
eBay, Inc. (a)	41,375	1,090,645
EMC Corp. (a)(b)	184,088	2,860,728
Intel Corp.	134,711	2,687,484
Jabil Circuit, Inc.	314,769	4,066,815
Maxim Integrated Products, Inc. (b)	268,624	4,907,760
Microchip Technology, Inc. (b)	76,029	2,340,173
Microsoft Corp.	192,986	5,253,079
Motorola, Inc.	89,700	894,309
Oracle Corp. (a)	77,502	1,457,038
QLogic Corp. (a)(b)	110,979	1,759,017
QUALCOMM, Inc.	39,332	1,666,497
SanDisk Corp. (a)(b)	91,053	2,144,298
Symantec Corp. (a)(b)	104,963	1,767,577
Texas Instruments, Inc.	64,558	1,934,158
Yahoo!, Inc. (a)(b)	31,390	872,014

		43,716,434

Materials & Processing— 0.9%
Sonoco Products Co.	60,070	1,692,172

Telecommunications— 0.5%
AT&T, Inc.	26,094	908,854

TOTAL COMMON STOCKS
(Cost $210,609,774)		182,191,927

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—37.7%

Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedules of Portfolio Investments.)	$69,261	69,260,645

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN
(Cost $69,260,645)		69,260,645

REPURCHASE AGREEMENT—0.1%
Bank of America LLC (Agreement dated 2/29/08 to be repurchased at $209,027 collateralized by $215,000 (Value $213,180) U.S. Treasury Bill, .85%, due 4/17/08) 1.55%, 3/3/08	209	209,000

TOTAL REPURCHASE AGREEMENT
(Cost $209,000)		209,000

PNC Funds, Inc.
GROWTH & INCOME FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

Value

TOTAL INVESTMENTS IN SECURITIES —137.1%
(Cost $280,079,419) (c)	$251,661,572

LIABILITIES IN EXCESS OF OTHER ASSETS — (37.1)%	(68,042,771)

NET ASSETS — 100.0%	$183,618,801

(a)	Non-income producing security.

(b)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(c)	Aggregate cost for Federal income tax purposes is $287,824,391. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$7,235,149
Excess of tax cost over value	$(43,397,968)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
EQUITY INCOME FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

COMMON STOCKS—99.1%
Consumer Discretionary— 13.4%
Brinker International, Inc. (a)	24,363	$449,254
Circuit City Stores, Inc. (a)	143,282	633,307
Comcast Corp., CL A (b)(a)	30,556	597,064
E.W. Scripps Co., CL A	5,465	228,273
Furniture Brands International, Inc. (a)	12,745	165,685
Home Depot, Inc.	50,548	1,342,049
Kohl's Corp. (b)(a)	25,563	1,136,020
Lowe's Companies, Inc.	19,897	476,931
Tempur-Pedic International, Inc.	8,010	139,534
Time Warner, Inc.	25,542	398,711

		5,566,828

Consumer Staples— 3.4%
Unilever PLC- Sponsored ADR	5,161	162,468
Wal-Mart Stores, Inc.	24,924	1,235,981

		1,398,449

Energy— 10.9%
BJ Services Company	25,138	652,080
BP PLC - Sponsored ADR	13,357	866,469
ConocoPhillips	2,878	238,039
Exxon Mobil Corp.	6,956	605,242
Nabors Industries Ltd. (b)	29,818	940,161
Patterson-UTI Energy, Inc.	24,156	573,222
Tidewater, Inc.	11,870	666,500

		4,541,713

Financial Services— 25.8%
American International Group, Inc.	33,810	1,584,337
Bank of America Corp.	28,870	1,147,294
Capital One Financial Corp. (a)	38,356	1,765,527
CBL & Associates Properties, Inc.	9,460	220,891
Citigroup, Inc.	66,822	1,584,350
Countrywide Financial Corp. (a)	91,215	575,567
Fidelity National Financial, Inc., CL A	13,373	235,498
Merrill Lynch & Co., Inc. (a)	19,550	968,898
Morgan Stanley	9,670	407,300
Wachovia Corp. (a)	60,247	1,844,763
Washington Mutual, Inc. (a)	26,834	397,143

		10,731,568

Health Care— 14.4%
Amgen, Inc. (b)	19,768	899,839
Boston Scientific Corp. (b)	73,174	921,261
Cephalon, Inc. (b)(a)	2,332	140,713
Eli Lilly and Co.	3,943	197,229
Health Management Associates, Inc., CL A (b)	50,475	270,041
Johnson & Johnson	2,933	181,729
Novartis AG - Sponsored ADR	4,320	212,328
Omnicare, Inc. (a)	58,962	1,237,023
Pfizer, Inc.	86,502	1,927,264

		5,987,427

Industrials— 10.7%
Alaska Air Group, Inc. (b)	11,344	276,794
Avery Dennison Corp.	6,116	313,873
Dover Corp.	30,048	1,247,292
FedEx Corp.	4,673	411,832
General Electric Co.	23,683	784,855
Masco Corp. (a)	29,621	553,617
Oshkosh Corp.	6,390	256,047
Pentair, Inc.	6,363	207,561
Tyco International Ltd.	10,191	408,251

		4,460,122

Information Technology— 16.7%
Cisco Systems, Inc. (b)	20,256	493,639
Comverse Technology, Inc. (b)	13,449	221,505
Dell, Inc. (b)	14,223	282,326
Flextronics International Ltd. (b)	80,818	819,494
Intel Corp.	30,926	616,974
Jabil Circuit, Inc.	93,105	1,202,917
Maxim Integrated Products, Inc.	65,383	1,194,547
Microsoft Corp.	17,090	465,190
Motorola, Inc.	43,109	429,797
QLogic Corp. (b)(a)	13,540	214,609
SanDisk Corp. (b)(a)	14,025	330,289
Symantec Corp. (b)(a)	28,384	477,986
Texas Instruments, Inc.	7,149	214,184

		6,963,457

Materials & Processing— 0.9%
Sonoco Products Co.	12,700	357,759

Telecommunications— 2.2%
AT&T, Inc.	8,618	300,165
Sprint Nextel Corp.	25,218	179,300
Verizon Communications, Inc.	6,891	250,281
Vodafone Group PLC - Sponsored ADR	5,841	188,255

		918,001

Utilities— 0.7%
PNM Resources, Inc.	25,702	304,312

TOTAL COMMON STOCKS
(Cost $50,183,533)		41,229,636

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—30.5%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedules of Portfolio Investments.)	$12,709	12,709,034

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN
(Cost $12,709,034)		12,709,034

PNC Funds, Inc.
EQUITY INCOME FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

	Par (000)	Value

REPURCHASE AGREEMENT—0.5%
Bank of America Securities, LLC (Agreement dated 2/29/08 to be repurchased at $214,028 collateralized by $220,000 (Value $218,280) U.S.Treasury Bill, .85%, due 4/17/08)1.55%, 3/3/08	$214	$214,000

TOTAL REPURCHASE AGREEMENT
(Cost $214,000)		214,000

TOTAL INVESTMENTS IN SECURITIES — 130.1%
(Cost $63,106,567) (c)		54,152,670

LIABILITIES IN EXCESS OF OTHER ASSETS —(30.1)%		(12,523,003)

NET ASSETS — 100.0%		$41,629,667

(a)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(b)	Non-income producing security.

(c)	Aggregate cost for Federal income tax purposes is $66,995,549. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$760,009
Excess of tax cost over value	$(13,602,888)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
EQUITY GROWTH FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

COMMON STOCKS—98.0%
Consumer Discretionary— 16.3%
Best Buy Co., Inc.	8,967	$385,671
Coldwater Creek, Inc. (a)(b)	41,027	226,879
Comcast Corp., CL A (a)(b)	18,285	357,289
Gildan Activewear, Inc. (a)	10,191	384,303
Kohl’s Corp. (a)(b)	11,878	527,858
Lowe’s Companies, Inc.	19,821	475,109
News Corp., CL A	28,303	521,058
Panera Bread Co., CL A (a)(b)	9,702	362,564
Starbucks Corp. (a)	13,911	249,981
Target Corp.	3,840	202,022
Urban Outfitters, Inc. (a)	8,090	232,830

		3,925,564

Consumer Staples— 6.1%
Hansen Natural Corp. (a)	7,669	318,264
PepsiCo, Inc.	3,624	252,085
Procter & Gamble Co.	7,236	478,879
Walgreen Co.	11,518	420,522

		1,469,750

Energy— 7.7%
Baker Hughes, Inc.	6,850	460,936
BJ Services Company	10,039	260,412
Halliburton Co.	7,108	272,236
Nabors Industries Ltd. (a)	11,528	363,478
Peabody Energy Corp. (b)	3,085	174,673
Schlumberger Ltd.	3,880	335,426

		1,867,161

Financial Services— 6.4%
AFLAC, Inc.	4,884	304,811
American Express Co.	5,638	238,487
American International Group, Inc.	8,065	377,926
Charles Schwab Corp.	13,324	261,284
Franklin Resources, Inc.	3,909	368,892

		1,551,400

Health Care— 12.8%
Boston Scientific Corp. (a)	37,933	477,577
Cephalon, Inc. (a)(b)	3,297	198,941
Genzyme Corp. (a)	7,027	498,355
Hologic, Inc. (a)(b)	4,881	294,373
Medicis Pharmaceutical Corp., CL A (b)	9,978	204,649
Novartis AG - Sponsored ADR	10,582	520,105
Omnicare, Inc. (b)	14,552	305,301
Pharmaceutical Product Development, Inc.	7,848	353,709
Varian Medical Systems, Inc. (a)	4,503	236,182

		3,089,192

Industrials— 12.0%
Danaher Corp. (b)	6,602	489,538
Dover Corp.	13,091	543,407
FedEx Corp. (b)	7,564	666,615
Graco, Inc. (b)	5,087	176,570
Precision Castparts Corp.	1,620	178,832
Rockwell Collins, Inc.	7,234	426,083
Roper Industries, Inc.	3,360	189,504
United Technologies Corp.	3,399	239,664

		2,910,213

Information Technology— 34.8%
Accenture Ltd., CL A (b)	6,148	216,717
Adobe Systems, Inc. (a)	9,311	313,315
Akamai Technologies, Inc. (a)	8,734	307,087
Apple, Inc. (a)	1,855	231,912
Broadcom Corp., CL A (a)(b)	20,447	386,653
Cisco Systems, Inc. (a)	36,941	900,252
Cognizant Technology Solutions Corp., CL A (a)	9,560	288,808
Comverse Technology, Inc. (a)	16,058	264,475
eBay, Inc. (a)	10,720	282,579
EMC Corp. (a)	24,897	386,899
Google, Inc. (a)	260	122,507
Intel Corp.	16,120	321,594
Jabil Circuit, Inc.	22,919	296,114
Maxim Integrated Products, Inc.	27,157	496,158
Microchip Technology, Inc. (b)	8,650	266,247
Microsoft Corp.	44,052	1,199,096
Oracle Corp. (a)	18,320	344,416
QLogic Corp. (a)(b)	25,391	402,447
QUALCOMM, Inc.	9,507	402,812
SanDisk Corp. (a)(b)	9,401	221,394
Texas Instruments, Inc.	14,301	428,458
Yahoo!, Inc. (a)	11,421	317,275

		8,397,215

Materials & Processing— 0.9%
Allegheny Technologies, Inc.	2,700	208,845

Telecommunications— 1.0%
American Tower Corp., CL A (a)	6,474	248,860

TOTAL COMMON STOCKS
(Cost $26,110,309)		23,668,200

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—21.6%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedule of Portfolio Investments.)	$5,210	5,209,744

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN
(Cost $5,209,744)		5,209,744

PNC Funds, Inc.
EQUITY GROWTH FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

	Par (000)	Value

REPURCHASE AGREEMENT—0.1%
Bank of America Securities, LLC (Agreement dated 2/29/08 to be repurchased at $214,028 collateralized by $220,000 (Value $218,280) U.S. Treasury Bill, .85%, due 4/17/08) 0.55%, 3/3/08	$19	$19,000

TOTAL REPURCHASE AGREEMENT
(Cost $19,000)		19,000

TOTAL INVESTMENTS IN SECURITIES — 119.7%
(Cost $31,339,053) (c)		28,896,944

LIABILITIES IN EXCESS OF OTHER ASSETS — (19.7)%		(4,756,799)

NET ASSETS — 100.0%		$24,140,145

(a)	Non-income producing security.

(b)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(c)	Aggregate cost for Federal income tax purposes is $31,945,811. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$470,532
Excess of tax cost over value	$(3,519,399)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

COMMON STOCKS—96.5%

Autos & Transportation— 4.7%
Alexander & Baldwin, Inc.	19,100	$841,164
Kirby Corp. (a)	19,000	856,520
LKQ Corp.	49,701	1,055,628
Old Dominion Freight Line, Inc. (a) (b)	39,300	1,070,925
Saia, Inc. (a)	14,300	206,635
Skywest, Inc.	23,000	508,760
Thor Industries, Inc. (b)	13,000	396,240
Wabtec (b)	22,400	775,264

		5,711,136

Building & Construction— 0.3%
Dycom Industries, Inc. (a)	35,000	400,400

Chemicals Specialty— 0.7%
Cytec Industries, Inc.	14,000	801,920

Consumer Discretionary— 14.0%
A.H. Belo Corp. (a)	24,200	284,834
A.H. Belo Corp., CL A	5,380	65,475
Advisory Board (a)	17,200	955,804
American Greetings Corp., CL A	24,500	461,090
BJ’S Restaurant, Inc. (a) (b)	42,200	572,232
Borders Group, Inc.	37,800	350,028
Brinks Co.	17,800	1,191,354
Cato Corp.	40,650	636,579
CEC Entertainment, Inc. (a)	20,100	539,283
Chipotle Mexican Grill, CL A (a) (b)	6,700	665,310
Crocs, Inc. (a) (b)	22,500	547,200
Dollar Tree Stores, Inc. (a)	25,100	673,433
Hibbett Sporting Goods, Inc. (a) (b)	37,319	589,640
lululemon athletica, inc. (a) (b)	23,600	634,840
Lumber Liquidators, Inc. (a) (b)	10,400	95,160
Meredith Corp.	7,700	333,795
Pacific Sunwear of California, Inc. (a)	58,700	655,092
PetSmart, Inc.	19,900	428,447
Ross Stores, Inc.	26,100	726,885
Service Corp. International	71,101	767,880
Sonic Corp. (a) (b)	26,800	571,644
Stage Stores, Inc. (b)	29,575	374,419
The Gymboree Corp. (a)	27,900	1,104,561
The Men’s Wearhouse, Inc. (b)	17,900	412,416
United Stationers, Inc. (a)	14,100	695,976
Warnaco Group, Inc. (a) (b)	11,400	428,184
WMS Industries, Inc. (a) (b)	25,700	975,829
Wolverine World Wide	26,000	689,000
Zale Corp. (a) (b)	34,700	670,404

		17,096,794

Consumer Staples— 1.0%
Constellation Brands, Inc. (a)	28,400	545,564
Del Monte Foods Co.	68,800	617,824

		1,163,388

Energy— 7.2%
Arch Coal, Inc.	10,000	510,900
Cal Dive International, Inc. (a)	76,501	797,130
Carbo Ceramics, Inc. (b)	20,600	760,964
Grey Wolf, Inc. (a)	73,600	456,320
Hercules Offshore, Inc. (a) (b)	27,816	704,857
ION Geophysical Corp. (a) (b)	71,900	955,551
Newfield Exploration Co. (a)	20,100	1,113,138
W-H Energy Services, Inc. (a)	31,700	1,992,979
Whiting Petroleum Corp. (a)	24,600	1,506,012

		8,797,851

Financial Services— 14.4%
AMERISAFE, Inc. (a)	30,700	403,705
Ashford Hospitality Trust	47,600	316,540
Bank of Hawaii Corp.	22,200	1,066,044
Boston Private Financial (b)	35,700	491,589
Brandywine Realty Trust (b)	35,022	586,269
Colonial Bancgroup, Inc. (b)	55,700	672,856
Delphi Financial Group	22,550	680,108
East West Bancorp, Inc. (b)	24,300	457,083
Education Realty Trust, Inc.	25,900	329,966
Evercore Partners, Inc., CL A	23,900	469,396
First Midwest Bancgroup, Inc. (b)	18,800	489,740
Hancock Holding Co (b)	14,800	548,192
Harleysville Group	21,400	718,612
Highwoods Properties, Inc. (b)	21,900	645,612
Independent Bank Corp.	12,900	341,463
Infinity Property & Casualty Corp.	16,600	666,822
Meadowbrook Insurance Group, Inc.	25,400	202,184
NBT Bancorp, Inc. (b)	18,100	346,977
Platinum Underwriters	28,900	997,050
Protective Life Corp.	16,000	617,440
Provident Bankshares (b)	28,900	367,897
Selective Insurance Group	44,700	1,062,072
Signature Bank (a) (b)	9,600	254,400
Stancorp Financial Group	12,600	618,534
Sterling Bancshares, Inc.	56,500	526,015
Sterling Financial	66,717	993,401
United Fire & Casualty (b)	25,100	862,185
Washington Real Estate Investment Trust (b)	28,500	909,720
WR Berkley Corp.	33,200	955,828

		17,597,700

Health Care— 16.0%
Abraxis BioScience, Inc. (a)	7,000	426,790
Acadia Pharmaceuticals, Inc. (a)	77,900	772,768
Align Technology, Inc. (a)	60,900	752,115
AMERIGROUP Corp. (a) (b)	22,600	813,600
AMN Healthcare Services, Inc. (a)	37,100	600,649
APP Pharmaceuticals, Inc. (a) (b)	74,300	835,132
Applera Corp. - Celera Group (a)	37,400	518,364
Conceptus, Inc. (a) (b)	27,400	467,444
Cougar Biotechnology, Inc. (a) (c)	19,000	505,590
Emergency Medical Services Corp. (a) (b)	30,300	749,319
Healthcare Services Group	40,000	791,200
Immucor, Inc. (a)	25,800	768,840
Isis Pharmaceuticals, Inc. (a) (b)	42,000	604,800
Martek Biosciences Corp. (a) (b)	26,800	768,088
Medarex, Inc. (a) (b)	105,700	983,010
Onyx Pharmaceuticals, Inc. (a) (b)	13,500	368,820
Owens & Minor, Inc. (b)	21,400	919,558
Pediatrix Medical Group, Inc. (a)	11,800	778,918
Penwest Pharmaceuticals Co. (a) (b)	179,701	553,476
Regeneron Pharmaceuticals, Inc. (a)	38,500	761,145
Savient Pharmaceuticals, Inc. (a)	14,700	333,396
Steris Corp.	35,700	878,934
United Therapeutics Corp. (a) (b)	22,900	1,927,493

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments — Continued
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

COMMON STOCKS — Continued

Health Care — Continued
Universal Health Services, Inc.	12,100	$646,382
Vital Signs, Inc.	11,100	564,435
Wright Medical Group, Inc. (a) (b)	55,400	1,458,128

		19,548,394

Industrials— 0.6%
Gardner Denver, Inc. (a)	21,600	797,256

Information Technology— 18.9%
Advanced Analogic Technologies, Inc. (a)	94,600	614,900
Aecom Technology Corp. (a)	37,700	977,184
Art Technology Group, Inc. (a) (b)	240,701	813,566
Atheros Communications (a) (b)	33,300	809,856
Brocade Communications Systems, Inc.(a)	106,700	820,523
Cavium Networks, Inc. (a) (b)	43,100	612,882
Checkpoint Systems, Inc. (a)	24,700	597,740
Cirrus Logic, Inc. (a)	91,200	468,768
Compuware Corp. (a) (b)	102,400	815,104
Concur Technologies, Inc. (a) (b)	19,900	581,876
Data Domain, Inc. (a) (b)	57,700	1,225,548
Emulex Corp. (a)	46,300	688,944
FMC Corp.	20,900	1,183,149
Informatica Corp. (a) (b)	47,300	825,858
Microsemi Corp. (a) (b)	55,100	1,198,425
NTELOS Holdings Corp. (b)	24,800	528,984
Omniture, Inc. (a) (b)	49,100	1,128,318
Parametric Technology Corp. (a)	56,100	858,891
Premiere Global Services, Inc. (a)	38,050	537,647
QAD, Inc.	26,300	229,862
Riverbed Technology, Inc. (a)	18,900	379,134
Shutterfly, Inc. (a) (b)	54,800	837,892
Sybase, Inc. (a)	28,700	763,994
Sykes Enterprises, Inc. (a) (b)	42,600	715,254
Synaptics, Inc. (a) (b)	19,200	514,368
Syniverse Holdings, Inc. (a)	32,400	549,180
Synopsys, Inc. (a)	36,000	835,560
Taleo Corp., CL A (a)	38,000	724,280
Tech Data Corp. (a)	20,800	693,680
Trizetto Group (a)	22,600	441,152
Ultimate Software Group, Inc. (a)	15,800	430,708
Vishay Intertechnology, Inc. (a) (b)	67,600	617,188

		23,020,415

Insurance— 0.7%
Castlepoint Holdings Ltd.	70,400	889,152

Machinery— 0.7%
Middleby Corp. (a) (b)	11,800	802,400

Machinery & Equipment— 0.7%
Flow International Corp. (a) (b)	112,700	830,599

Materials & Processing— 9.2%
AbitibiBowater, Inc.	18,920	195,822
Albemarle Corp.	25,100	952,294
Ceradyne, Inc. (a)	21,800	678,198
Crown Holdings, Inc. (a)	41,000	1,021,310
Dynamic Materials Corp. (b)	17,700	1,008,723
Harsco Corp.	16,100	909,489
Haynes International, Inc. (a)	14,700	835,107
Hercules, Inc.	20,600	377,392
Hexcel Corp. (a) (b)	52,301	1,055,937
Insteel Industries, Inc. (b)	22,700	244,479
Kaiser Aluminum Corp.	7,900	579,465
M.D.C. Holdings, Inc. (b)	18,300	766,404
Texas Industries (b)	8,700	501,120
The Timken Co.	20,000	602,600
Valspar Corp. (b)	24,800	537,912
Walter Industries, Inc.	17,200	939,636

		11,205,888

Producer Durables— 3.7%
Actuant Corp., CL A (b)	33,100	889,728
Clean Harbors, Inc. (a) (b)	19,600	1,205,792
Entegris, Inc. (a) (b)	52,800	372,240
Lincoln Electric Holdings, Inc.	16,000	1,074,240
Mueller Water Products, Inc.	20,004	174,235
Tetra Tech, Inc. (a) (b)	43,500	820,845

		4,537,080

Restaurants— 0.9%
Einstein Noah Restaurant Group, Inc. (a)	37,290	574,639
Texas Roadhouse, Inc. (a)	52,300	486,390

		1,061,029

Utilities— 2.4%
Black Hills Corp.	9,700	346,872
El Paso Electric Co. (a)	32,000	654,720
Fairpoint Communications, Inc. (b)	20,500	201,720
Orion Energy Systems, Inc. (a) (b)	73,100	659,362
Otter Tail Corp. (b)	14,900	483,505
Southwest Gas Corp.	23,100	591,129

		2,937,308

Veterinary Diagnostics— 0.4%
Animal Health International, Inc. (a)	46,800	493,272

TOTAL COMMON STOCKS (Cost $109,338,246)		117,691,982

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—38.0%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedule of Portfolio Investments.)	$46,305	46,305,019

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $46,305,019)		46,305,019

U.S. GOVERNMENT AGENCY SECURITIES—4.6%

Fannie Mae— 4.6%
Discount Notes,
2.05%, 3/3/08(d)	5,640	5,640,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,640,000)		5,640,000

PNC Funds, Inc.
CAPITAL OPPORTUNITIES FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

Value

TOTAL INVESTMENTS IN SECURITIES — 139.1% (Cost $161,283,265) (e)	$169,637,001

LIABILITIES IN EXCESS OF OTHER ASSETS — (39.1)%	(47,695,590)

NET ASSETS — 100.0%	$121,941,411

(a)	Non-income producing security.

(b)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(c)	Illiquid restricted security. These securities represent less than 0.4% of net assets as of February 29, 2008.

(d)	Rate disclosed represents the effective yield at February 29, 2008.

(e)	Aggregate cost for Federal income tax purposes is $162,396,929. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$ 22,827,683
Excess of tax cost over value	$ (15,587,611)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS—95.4%
Australia— 3.0%
Amp Ltd. (c)	537,062	$3,963,641
BHP Billiton Ltd. (a) (c)	40,774	1,490,984
Consolidated Media Holdings Ltd. (c)	11,002	44,618
Crown Ltd. (b) (c)	11,002	116,919
Fairfax Media Ltd. (a) (c)	10,964	39,114
Foster’s Group Ltd. (c)	558,622	2,745,895
Newcrest Mining Ltd. (c)	67,108	2,336,403
Orica Ltd. (c)	43,267	1,146,197
Rio Tinto Ltd. (a) (c)	22,314	2,781,454
Santos Ltd. (a) (c)	205,301	2,430,202

		17,095,427

Austria— 1.7%
Erste Bank der Oester (a) (c)	6,948	401,346
Immoeast Anagen (a) (b) (c)	66,942	601,195
OMV AG (c)	43,025	3,106,705
Raiffeisen International Bank-Holding AG (a) (c)	11,558	1,473,763
Telekom Austria AG (c)	122,946	2,787,258
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (c)	3,490	257,576
Vienna Insurance Group (c)	6,349	530,365
Wienerberger AG (c)	5,647	270,739

		9,428,947

Belgium— 1.9%
Fortis (b) (c)	54,366	825
Fortis NL (c)	220,787	4,836,788
Groupe Bruxelles Lambert SA (c)	1,097	131,444
KBC Ancora (c)	8,991	897,492
KBC Groep NV (c)	41,367	5,182,228

		11,048,777

Bermuda— 0.1%
Central European Media Enterprises Ltd.- CL A (b)	5,437	499,769

Brazil— 0.3%
Bovespa Holding SA	4,282	68,366
Petroleo Brasileiro SA	34,355	1,672,143

		1,740,509

Bulgaria— 0.0%
Bulgaria Compensation Notes (b) (c)	86,497	28,896
Bulgaria Housing Compensation Notes(b) (c)	46,870	16,189
Bulgaria Registered Compensation Vouchers(b) (c)	19,166	6,397

		51,482

Canada— 1.9%
Barrick Gold Corp. (b)	7,454	387,752
Cameco Corp.	8,673	339,694
Canadian Natural Resources Ltd.	1,767	132,420
Encana Corp.	43,972	3,352,013
Imperial Oil Ltd. (a)	6,841	384,708
Ivanhoe Mines Ltd.	102,956	1,342,063
Opti Canada, Inc. (b)	7,773	136,625
Potash Corporation of Saskatchewan, Inc.	12,280	1,952,323
Research In Motion Ltd. (b)	15,015	1,558,557
Suncor Energy, Inc.	8,413	888,526
Talisman Energy, Inc.	11,514	195,712
UTS Energy Corp. (b)	22,810	134,879

		10,805,272

Cayman Islands— 0.0%
Melco PBL Entertainment Macau Ltd. ADR (b)	19,577	236,490

Chile— 0.0%
Sociedad Quimica y Minera de Chile SA ADR	1,256	244,983

China— 0.1%
Weiqiao Textile Co., Ltd.- CL H (c)	60,792	84,173
Wumart Stores, Inc.- CL H (c)	294,524	232,719

		316,892

Cyprus— 0.2%
AFI Development PLC (b) (c) (d)	2,616	23,021
Bank of Cyprus Public Co., Ltd. (c)	83,611	1,006,740

		1,029,761

Czech Republic— 0.9%
Komercni Banka A/S (c)	20,558	5,062,718

Denmark— 0.2%
ALK-ABELLO A/S (c)	733	81,667
Carlsberg A/S (c)	839	104,353
Danske Bank A/S (c)	883	33,815
FLSmidth & Co. A/S (c)	3,173	296,078
Novo Nordisk A/S - Class B (c) (d)	10,337	707,706
Rockwool International A/S (c)	28	4,897
Vestas Wind Systems A/S (b) (c)	1,905	194,267

		1,422,783

Finland— 1.2%
Elisa Oyj (a) (c)	1,147	34,912
Fortum Oyj (c)	32,619	1,360,001
Kemira Oyj (a) (c)	10,422	155,311
Kesko Oyj (c)	2,482	113,086
Metso Oyj (c)	1,957	102,084
Nokia Oyj (c)	86,370	3,106,643
Nokian Renkaat Oyj (c)	1,350	55,693
Orion Oyj (c)	8,956	191,405
Outotec Oyj (c)	5,228	287,333
Pohjola Bank PLC (c)	7,192	125,527
Ramirent Oyj (c)	11,271	196,141
Sanomawsoy Oyj (c)	11,088	278,883
Wartsila Oyi (c)	1,040	71,791
YIT Oyj (c)	25,969	646,656

		6,725,466

France— 7.3%
Accor SA (c)	1,372	97,380
Aeroports de Paris (c)	9,904	1,204,839
Air Liquide (a) (c)	7,891	1,119,535
Alstom (c)	1,142	239,404
BNP Paribas (c)	43,930	3,946,227
Bouygues (c)	5,748	392,802
Bureau Veritas SA (b) (c)	2,393	129,935
EDF Energies Nouvelles SA (c)	460	28,654
Electricite de France (c)	15,483	1,446,296

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
February 29, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS — Continued
France — Continued
Electricite de France (c)	18,647	$1,741,852
Eurazeo (c)	2,132	257,519
France Telecom SA (c)	82,271	2,764,440
JC Decaux SA (a) (c)	6,994	210,387
Lafarge SA (c)	22,676	3,919,602
Legrand SA (c)	160,231	5,063,737
LVMH Moet Hennessy Louis Vuitton SA (c)	14,855	1,528,599
Lyxor Etf CAC 40 (c)	7,062	510,205
M6-Metropole Television (c)	4,189	99,014
Neuf Cegetel (c)	3,210	170,158
Nexity (c)	1,590	66,346
Pernod Ricard SA (c)	7,206	766,870
PPR (c)	4,583	626,252
Remy Cointreau SA (c)	1,870	117,802
Renault SA (c)	895	95,498
Sanofi-Aventis SA (c)	5,391	399,622
Societe Generale (c)	2,048	219,425
Societe Generale NV (b) (c)	3,750	412,062
Societe Television Francaise 1 (c)	11,945	282,914
Sodexo (c)	1,787	100,695
Suez SA (c)	22,718	1,442,734
Technip SA (c)	1,419	115,362
Total SA (c)	118,484	8,946,855
Vallourec (a) (c)	10,014	2,076,109
Veolia Enviornnement (c)	5,172	460,337
Vinci SA (a) (c)	10,258	707,343
Vivendi (c)	3,171	125,212
Wendel (c)	793	89,426

		41,921,449

Germany— 7.7%
Adidas AG (c)	1,300	81,559
Arcandor AG (a) (b) (c)	4,497	77,969
Bayer AG (a) (c)	50,541	3,848,386
Bayerische Motoren Werke AG (c)	70,493	3,858,830
Commerzbank AG (c)	23,396	699,246
Continental AG (c)	19,228	1,874,519
Daimler AG (c)	59,658	5,016,072
Deutsche Bank AG (c)	861	95,702
Deutsche Boerse AG (c)	3,407	532,110
Deutsche Post AG (c)	4,364	144,071
Deutsche Postbank AG (c)	952	91,681
Deutsche Telekom AG (c)	6,543	124,300
E. ON AG (c)	38,146	7,167,895
Fraport AG Frankfurt Airport Services Worldwide (a) (c)	27,219	2,007,159
Fresenius Medical Care AG & Co. KGaA (c)	18,113	950,801
Fresenius SE (c)	11,962	1,061,940
Hamburger Hafen Und Logistik AG (b) (c)	2,937	226,594
Henkel KGaA (c)	4,752	191,817
Merck KGaA (c)	1,900	235,893
Porsche Automobil Holding SE (c)	3,370	5,743,771
Praktiker Bau- und Heimwerkermaerkte AG (c)	3,004	75,150
Premiere AG (b) (c)	3,086	65,884
Rheinmetall AG (c)	1,605	110,367
Rhoen - Klinikum AG (c)	19,879	568,802
RWE AG (c)	60,040	7,241,985
Siemens AG (c)	9,562	1,220,522
Tognum AG (b) (c)	2,672	64,586
Volkswagen AG (c)	2,163	299,752

		43,677,363

Greece— 0.8%
Alapis Holding Industrial and
Commercial SA of Pharmaceutical
Chemical & Organi (b) (c)	125,597	406,691
Hellenic Telecom Organization SA (c)	15,894	440,202
OPAP SA (c)	111,940	3,660,991

		4,507,884

Hong Kong— 1.0%
Beijing Capital International Airport Co., Ltd. (c)	843,921	889,848
China Merchants Holdings International Co., Ltd. (c)	242,137	1,294,346
China Mobile Ltd. (c)	51,955	781,066
Galaxy Entertainment Group Ltd. (b) (c)	219,198	175,827
GOME Electical Appliances Holdings Ltd. (c)	397,765	874,230
Hutchison Telecommumincations International Ltd. (c)	60,302	80,400
Melco International Development Ltd. (c)	202,772	285,382
Shun Tak Holdings Ltd. (c)	786,444	1,161,795

		5,542,894

Hungary— 1.1%
Magyar Telekom Telecommunications PLC (c)	202,449	977,464
MOL Hungarian Oil and Gas Nyrt (c)	1,184	161,203
OTP Bank Nyrt (c)	127,665	5,144,489
Richter Gedeon Nyrt (c)	1,098	237,033

		6,520,189

India— 0.4%
ICICI Bank Ltd., ADR	10,438	541,106
State Bank of India Ltd.	15,169	1,600,980

		2,142,086

Indonesia— 0.0%
Semen Gresik Persero Tbk PT (c)	281,060	160,381

Ireland— 1.2%
CRH PLC (c)	128,855	4,746,445
EETF- iShares DJ Euro STOXX 50 (c)	35,927	2,020,667

		6,767,112

Italy— 2.7%
Autogrill SPA (c)	1,385	22,084
Banca Popolare di Milano Scrl (c)	54,510	647,845
Banca Popolare di Sondrio Scrl (c)	2,873	41,288
Buzzi Unicem SPA (c)	22,817	558,075
Credito Emiliano SPA (c)	19,826	254,602
ENI SPA (c)	166,209	5,746,299
Finmeccanica SPA (c)	1,658	50,955
Geox SPA (c)	16,564	242,734
Intesa Sanpaolo SPA (c)	176,156	1,114,956
Intesa Sanpaolo SPA (c)	15,022	100,621
Italcementi SPA (a) (c)	5,679	115,324
Lottomatica SPA (a) (c)	742	26,771

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
February 29, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS — Continued
Italy — Continued
Mediobanca SPA (a) (c)	18,071	$347,498
Telecom Italia SPA (c)	116,265	290,773
UniCredit SPA (c)	777,523	5,704,582
Unione di Banche Italiane SPA (c)	4,990	117,147

		15,381,554

Japan— 18.0%
Acom Co. Ltd. (c)	3,080	88,823
Aeon Credit Service Co., Ltd. (c)	3,545	51,483
Aiful Corp. (a) (c)	3,450	61,108
Aisin Seiki Co., Ltd. (c)	2,301	91,831
Asatsu-DK, Inc. (c)	41,300	1,331,711
Astellas Pharma, Inc. (c)	94,500	4,144,994
Bank of Yokohama Ltd. (The) (c)	31,997	206,647
Canon, Inc. (c)	94,081	4,210,950
Central Japan Railway Co. (c)	42	399,868
Credit Saison Co., Ltd. (c)	1,818	49,839
Daihatsu Motor Co., Ltd. (c)	12,000	127,380
Daikin Industries Ltd. (c)	1,813	81,115
Daiwa Securities Group, Inc. (c)	7,405	68,510
Denso Corp. (c)	8,152	304,619
Dentsu, Inc. (c)	16	36,820
East Japan Railway Co. (c)	70	561,638
Eisai Co., Ltd. (c)	2,765	99,685
Fanuc Ltd. (c)	21,709	2,019,186
Fuji Television Network, Inc. (c)	23	34,638
Fukuoka Financial Group, Inc. (c)	388,000	1,982,106
Honda Motor Co., Ltd. (c)	13,105	400,258
HOYA Corp. (c)	148,444	3,774,226
Ibiden Co., Ltd. (c)	2,926	139,858
ITOCHU Corp. (c)	5,000	52,585
Japan Tobacco, Inc. (c)	91	458,617
JFE Holdings, Inc. (c)	1,979	88,022
JS Group Corp. (c)	4,808	81,656
JSR Corp. (c)	91,123	1,991,230
Kao Corp. (c)	119,000	3,669,466
KDDI Corp. (c)	52	314,637
Keyence Corp. (c)	32,100	7,455,547
Koito Manufacturing Co., Ltd. (c)	987	12,909
Komatsu Ltd. (c)	7,000	177,875
Kubota Corp. (c)	6,207	41,491
Kyocera Corp. (c)	32,000	2,630,253
Makita Corp. (c)	5,912	208,522
Matsushita Electric Industrial Co., Ltd. (c)	13,376	281,100
Mitsubishi Corp. (c)	3,369	102,683
Mitsubishi Electric Corp. (c)	368,000	3,361,910
Mitsubishi Estate Co., Ltd. (c)	101,000	2,455,394
Mitsubishi UFJ Financial Group, Inc. (c)	39,010	343,091
Mitsui & Co., Ltd. (c)	4,832	104,789
Mitsui Fudosan Co., Ltd. (c)	3,599	72,817
Mitsui Sumitomo Insurance Co., Ltd. (c)	715,000	7,535,409
Mizuho Financial Group, Inc. (c)	26	108,003
Murata Manufacturing Co., Ltd. (c)	23,800	1,281,425
NGK Spark Plug Co., Ltd. (a) (c)	190,000	2,988,784
Nintendo Co., Ltd. (c)	2,255	1,119,644
Nippon Electric Glass Co., Ltd. (c)	15,000	217,379
Nippon Telegraph & Telephone Corp. (c)	17	73,796
Nissan Motor Co., Ltd. (c)	5,380	48,792
Nitto Denko Corp. (c)	40,387	1,959,601
Nomura Holdings, Inc. (c)	5,614	87,938
NSK Ltd. (c)	14,000	120,012
NTT DoCoMo, Inc. (c)	4,006	5,857,910
Olympus Corp. (c)	1,260	36,942
Omron Corp. (c)	134,800	3,001,051
Oriental Land Co., Ltd. (c)	33,000	1,923,042
Promise Co., Ltd. (c)	3,257	108,861
Ricoh Co., Ltd. (c)	9,857	158,371
Rohm Co., Ltd. (c)	26,000	1,889,229
Sega Sammy Holdings, Inc. (a) (c)	108,700	1,196,574
Seven & I Holdings Co., Ltd. (c)	4,618	114,694
Sharp Corp. (c)	3,555	64,796
Shin-Etsu Chemical Co., Ltd. (c)	2,100	113,492
Sony Corp. (c)	10,785	504,117
Stanley Electric Co., Ltd. (c)	3,629	76,852
Sumitomo Chemical Co., Ltd. (c)	21,000	144,882
Sumitomo Corp. (c)	3,188	45,791
Sumitomo Electric Industries Ltd. (c)	2,700	40,007
Sumitomo Heavy Industries Ltd. (c)	15,996	126,587
Sumitomo Metal Industries Ltd. (c)	32,180	136,501
Sumitomo Mitsui Financial Group, Inc.(a) (c)	1,038	7,467,774
Suzuki Motor Corp. (c)	19,241	520,332
T&D Holdings, Inc. (c)	143,050	7,319,232
Taiyo Nippon Sanso Corp. (a) (c)	472,000	4,217,029
Takata Corp. (c)	2,600	65,716
Takeda Pharmaceutical Co., Ltd. (c)	4,100	227,905
Takefuji Corp. (c)	3,270	82,273
Teijin Ltd. (a) (c)	705,000	2,726,774
The Chiba Bank, Ltd. (c)	297,000	1,889,218
Toray Industries, Inc. (a) (c)	6,797	41,918
Toyota Motor Corp. (c)	16,575	902,057
Toyota Motor Corp. (c)	25,600	1,393,223
Yamada Denki Co. Ltd. (c)	4,902	428,530
Yamaha Motor Co. Ltd. (c)	3,901	77,491
Yamato Holdings Co. Ltd. (c)	2,600	38,055

		102,649,896

South Korea— 0.1%
Hyundai Motor Co. Ltd. (c)	1,512	105,939
NHN Corp. (b) (c)	388	86,208
Samsung Electronics Co. Ltd. (c)	437	256,547

		448,694

Luxembourg— 0.9%
ArcelorMittal (a)	29,225	2,211,964
Chinatrust Financial Holding Co. Ltd. (b)	295,388	269,985
Evraz Group SA (b) (c) (d)	2,533	239,369
Millicom International Cellular SA (b)	13,263	1,465,561
State Bank of India Ltd.	10,592	557,446
Yuanta Financial Holding Co. Ltd. (b) (c)	163,280	148,405

		4,892,730

Mexico— 0.4%
America Movil SAB de CV	72,650	219,646
America Movil SAB de CV	2,335	141,174
Controladora Comercial Mexicana SAB de CV	41,590	106,790
Corp. Moctezuma SAB de CV	95,914	223,978
Fomento Economico Mexicano SAB de CV	11,990	479,600
Fomento Economico Mexicano SAB de CV	4,027	161,080

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments — Continued
February 29, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS — Continued
Mexico — Continued
Grupo Financiero Banorte SAB de CV (a)	141,481	$587,853
Grupo Televisa SA, GDR	4,909	107,998
Urbi, Desarrollos Urbanos SA de CV (a) (b)	21,537	75,410

		2,103,529

Netherlands— 4.4%
Akzo Nobel NV (c)	60,964	4,464,269
CSM (a) (c)	102,821	3,159,742
ING Groep NV (c)	142,187	4,735,943
Kininklijke Vopak NV (c)	3,051	158,646
Royal Dutch Shell PLC (a)	120,406	4,334,031
Royal KPN NV (c)	34,063	643,193
TNT NV (c)	3,230	127,180
Unilever NV (c)	251,376	7,778,135

		25,401,139

New Zealand— 0.1%
Auckland International Airport Ltd. (a) (c)	173,895	342,982

Norway— 0.9%
Aker Kvaerner ASA (c)	10,169	242,399
DnB Holding ASA (c)	46,029	673,055
Norsk Hydro ASA (c)	13,721	194,192
StatoilHydro ASA (c)	85,231	2,608,628
Telenor ASA (b) (c)	27,112	555,777
Yara International ASA (c)	14,269	796,092

		5,070,143

Poland— 1.2%
Bank Handlowy W Warszawie SA (c)	20,328	696,087
Bank Millennium SA (c)	11,356	36,165
Bank Pekao SA (c)	22,928	1,719,388
Bank PPH SA (c)	2,633	96,644
Bank Zachodni WBK SA (c)	6,848	505,226
Bre Bank SA (b) (c)	1,570	278,568
ING Bank Slaski SA (c)	366	85,747
Polskie Gornictwo Naftowe I Gazownictwo SA (c)	250,037	473,001
Powszechna Kasa Oszczednosci Bank Polski SA (c)	83,157	1,490,087
Telekomunikacja Polska SA (c)	149,545	1,398,321

		6,779,234

Portugal— 0.2%
Energias de Portugal, SA (c)	39,700	231,719
Jeronimo Martins SGPS SA (c)	122,913	902,431

		1,134,150

Romania— 0.1%
Brd-Groupe Societe Generale	64,456	524,245
SNP Petrom SA	1,631,277	261,395
Socep Constanta (b)	532,000	63,720

		849,360

Russia— 1.8%
Cherepovets MK Severstal (b) (d)	5,713	148,538
Gazprom OAO	30,980	1,573,784
Mechel	4,047	534,406
MMC Norilsk Nickel	46,095	1,307,254
Norilsk Nickel	1,474	418,026
Novatek OAO	39,814	302,586
Novorossiysk Commercial Sea Port (b)	20,293	337,879
Open Investments (b)	538	136,383
Pharmstandard (b) (c) (d)	23,558	652,557
Polyus Gold, ADR (c)	9,427	523,199
Rosneft Oil Co., GDR (a)	34,899	285,474
Sberbank	398,164	1,325,886
Silvinit (c) (e)	1,045	653,125
Sistema-Hals, GDR (b) (c) (d)	15,050	188,878
Uralkali (b) (d)	6,114	250,674
Uralsvyazinform ADR	9,835	95,400
Ursa Bank (b)	119,635	189,023
Vimpel-Communications	15,454	536,717
VTB Bank OJSC (b) (c) (d)	25,973	199,992
Wimm-Bill-Dann Foods OJSC	4,244	344,188
Wimm-Bill-Dann Foods OJSC ADR	1,959	206,204
X 5 Retail Group NV GDR (b)	5,733	193,202

		10,403,375

South Africa— 0.1%
Impala Platinum Holdings Ltd. (c)	9,821	407,613

Spain— 1.8%
Acciona SA (c)	794	201,514
Banco Bilbao Vizcaya Argenta SA (c)	23,704	490,456
Gamesa Corp. Tecnologica, SA (c)	4,594	186,498
Iberdrola Renovables (a) (b) (c)	39,614	242,788
Iberdrola SA (c)	40,424	583,496
Inditex SA (c)	1,720	88,296
Telefonica SA (c)	298,039	8,627,287

		10,420,335

Sweden— 1.4%
Getinge AB (c)	9,775	248,921
Getinge AB (b) (c)	9,775	3,765
Hennes & Mauritz AB (c)	4,021	225,530
Modern Times Group AB (c)	2,724	177,343
Nordic Bank AB (c)	82,677	1,242,537
Omx AB (c)	7,335	308,968
Swedbank AB (c)	25,083	677,745
Telefonaktiebolget LM Ericsson (c)	2,217,013	4,773,256
TeliaSonera AB (c)	25,769	206,086

		7,864,151

Switzerland— 8.5%
Abb Ltd. (c)	20,663	515,511
BKW FMB Energie AG (c)	2,081	254,289
Cie Financiere Richemont SA (c)	22,918	1,323,164
Compagnie de Saint-Gobain (c)	5,491	431,756
Credit Suisse Group (c)	2,044	100,373
Flughafen Zuerich AG (c)	1,309	547,048
Givaudan SA (c)	2,361	2,371,021
Holcim Ltd. (c)	96,073	9,788,297
Nestle SA (c)	29,819	14,251,734
Nobel Biocare Holding AG (c)	419	101,689
Novartis AG (a) (c)	133,855	6,578,877
Roche Holdings (c)	40,102	7,875,697
SGS SA (c)	299	401,806
Swatch Group AG (c)	4,162	1,218,658
Synthes Inc. (c)	1,223	171,355
UBS AG (c)	29,509	966,228

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments – Continued
February 29, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS — Continued
Switzerland — Continued
Xstrata PLC (c)	19,488	$1,528,632

		48,426,135

Taiwan— 0.3%
Cathay Financial Holding Co. Ltd. (c)	10,249	261,797
Chunghwa Telecom Co. Ltd. ADR	26,974	661,672
Far Eastern Textile Co. Ltd. GDR	7,579	128,085
First Financial Holding Co. Ltd. GDR	6,531	120,823
Fubon Financial Holding Co. Ltd. GDR	9,755	107,110
HON HAI Precision Industry Co. Ltd. GDR	38,751	461,137
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,759	143,753

		1,884,377

Turkey— 0.0%
Turkiye Garanti Bankasi AS (c)	17,684	105,165
Ukraine— 0.4%
Raiffeisen Bank Aval (c)	1,293,908	238,286
UKR Telecom (b) (c)	5,189,396	1,099,529
Ukrnafta Oil Co. (b) (c)	5,342	357,861
Ukrsotsbank JSCB (b) (c)	1,669,120	412,824

		2,108,500

United Kingdom— 20.3%
AMEC PLC (c)	14,810	225,957
Anglo American PLC (c)	22,943	1,454,331
BAE Systems PLC (c)	17,541	166,932
Barclays PLC (c)	42,861	402,800
BHP Billiton PLC (c)	127,904	4,123,306
BP PLC (c)	723,632	7,829,700
British American Tobacco (c)	294,141	11,011,978
British Land Co PLC (c)	121,647	2,289,682
BT Group PLC (c)	29,703	132,689
Burberry Group PLC (c)	30,868	255,984
Cadbury Schweppes PLC (c)	1,072,564	11,915,566
Compass Group PLC (c)	70,846	457,665
Diageo PLC (c)	93,670	1,912,741
Drax Group PLC (c)	352,763	4,034,186
GlaxoSmithKline PLC (c)	23,541	516,134
Hays PLC (c)	2,507,557	5,418,849
Hbos PLC (c)	14,525	172,207
Imperial Tobacco Group PLC (c)	224,714	10,432,599
Intercontinental Hotels Group PLC (c)	310,331	4,726,666
Intertek Group PLC (c)	11,392	201,674
Ishares PLC- Ishares Ftse 100 (c)	30,107	350,080
Johnston Press PLC (c)	133,687	510,412
Ladbrokes PLC (c)	957,689	5,777,554
Lloyds TSB Group PLC (c)	6,332	56,296
Lonmin PLC (c)	18,623	1,212,320
National Grid PLC (c)	161,343	2,338,789
Persimmon PLC (c)	71,697	1,038,124
Peter Hambro Mining PLC (b) (c)	6,220	179,825
Qinetiq PLC (c)	33,072	129,900
Reckitt Benckiser Group PLC (c)	153,363	8,297,739
Reed Elsevier PLC (c)	431,254	5,410,207
Rio Tinto PLC (c)	12,209	1,368,082
Rolls-Royce Group PLC (b) (c)	58,475	500,524
Royal Bank of Scotland PLC (c)	76,294	575,044
Scottish & Newcastle PLC (c)	10,828	169,589
Scottish & Southern Energy PLC (c)	108,945	3,192,468
Smith & Nephew PLC (c)	49,474	640,440
Smiths Group PLC (c)	252,217	4,946,206
Tesco PLC (c)	124,942	985,441
Vodafone Group PLC (c)	2,948,190	9,461,936
William Hill PLC (c)	7,339	54,542
Wolseley PLC (c)	90,967	1,110,399
WPP Group PLC (c)	9,921	116,553

		116,104,116

United States— 0.8%
Asia Cement, GDR (d)	1,519	25,967
Ishares MSCI Australia Index Fund	31,749	842,618
Ishares MSCI Brazil Index Fund	2,709	227,448
Ishares MSCI Canada Index Fund	33,112	1,059,915
Ishares MSCI Taiwan Index Fund	146,465	2,259,955

		4,415,903

TOTAL COMMON STOCKS (Cost $437,206,878)		544,141,715

CLOSED END INVESTMENT COMPANIES—0.3%
Australia— 0.2%
Macquarie Airports (a) (c)	508,426	1,633,927

Romania— 0.1%
SIF 1 Banat-Crisana Arad	50,000	56,448
SIF 2 Moldova Bacau	54,000	60,308
SIF 3 Transilvania Brasov (b)	82,000	57,735
SIF 4 Mutenia Bucuresti	75,000	54,931
SIF 5 Oltenia Craiova	47,500	64,581

		294,003

TOTAL CLOSED END INVESTMENT COMPANIES (Cost $1,309,641)		1,927,930

WARRANTS—1.1%
Germany— 0.0%
Continental AG, expires 12/31/15, (exercise price: $1.28260) (b) (c)	2,000	—

India— 0.7%
Bharti Televentures Ltd., expires 5/13/10 (exercise price: $0.000001) (b) (c)	36,988	786,317
Citigroup Global M CWT, expires 1/20/10 (exercise price: $0.00001) (b) (d)	82,570	1,959,056
CLSA Financial Products Ltd., expires 6/28/10 (exercise price: $0.000001) (b) (c) (d)	6,618	114,407
CLSA Financial Products Ltd., expires 5/13/10 (exercise price: $0.000001) (b) (c) (d)	5,024	127,706
State Bank of India, expires 5/13/10, (exercise price: $0.000001) (b) (c) (d)	23,920	1,225,433

		4,212,919

Luxembourg — 0.4%
Citigroup - Cw10 Suzlon Energy, expires 1/20/10 (exercise price: $0.00001) (b) (d)	16,510	115,785
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	249,608
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	135,068
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	76,497
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	230,750
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	150,253

PNC Funds, Inc.
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
February 29, 2008 – Concluded
(Unaudited)

	Shares/Par (000)	Value

WARRANTS — Continued
Luxembourg — Continued
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	$79,667
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	—
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	65,515
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	39,737
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	10,857
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	21,809
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	21,730
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	4,041
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	59,644
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	100,458
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	22,894
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	43,472
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	32,540
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	48,828
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	25,385
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	10	284,886
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	34,831
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	19,924
Deutsche Bank AG London, expires 12/31/09 (b) (c) (e)	13	15,190

		1,889,369

Taiwan— 0.0%
Morgan Stanley Asia Products, expires 12/04/09 (exercise price: $0.0001)	17,000	978
Taiwan Fertilizer Co., Ltd., expires 1/19/17 (b) (c)	28,722	116,381

		117,359

TOTAL WARRANTS (Cost $3,668,903)		6,219,647

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—8.0%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedule of Portfolio Investments.)	$45,723	45,723,485

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $45,723,485)		45,723,485

REPURCHASE AGREEMENTS—1.2%
Bank of America Securities, LLC (Agreement dated 2/29/08 to be repurchased at $891,115 collateralized by $920,000 (Value $908,820) U.S. Treasury Bill, .81%, due 4/17/08) 1.55%, 3/3/08	891	891,000
Wachovia (Agreement dated 02/29/08 to be repurchased at $6,000,925 collateralized by $5,980,000 (Value $6,126,633,) U.S. Treasury Bill, 2.62%, 05/15/08, U.S. Treasury Bill, 4.50%, 02/15/09) 1.85%, 3/3/08	6,000	6,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,891,000)		6,891,000

TOTAL INVESTMENTS — 106.0% (Cost $494,799,907) (f)	604,903,777

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%	(34,161,702)

NET ASSETS — 100.0%	$570,742,075

(a)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(b)	Non-income producing security.

(c)	Security for which market quotations were not readily available. Security was priced in accordance with procedures adopted by the Fund’s Board of Directors.

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be liquid.

(e)	Illiquid restricted security. These securities represent less than 0.3% of net assets as of February 29, 2008.

(f)	Aggregate cost for Federal income tax purposes is $498,391,566. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$135,786,149
Excess of tax cost over value	$(29,273,938)

Amounts designated as “—” are either $0 or round to $0.

Forward Foreign Currency contracts outstanding at February 29, 2008:

Delivery Dates	Sell	Buy	Unrealized Appreciation/ (Depreciation)

3/3/2008	EUR 372,846	USD 566,181	$148
3/4/2008	AUD 111,581	USD 104,607	664
3/4/2008	EUR 1,209,394	USD 1,836,465	433
3/12/2008	USD 1,454,463	AUD 1,669,532	98,461
3/20/2008	USD 321,910	CZK 5,681,706	21,656
5/8/2008	USD 9,931,030	JPY 1,051,696,101	234,431
5/20/2008	USD 1,433,197	JPY 153,782,006	54,074

			$409,867

3/3/2008	EUR 31,258	USD 46,635	$(820)
3/3/2008	HKD 806,338	USD 102,245	(1,380)
3/3/2008	HKD 557,183	USD 70,652	(953)
3/4/2008	GBP 835,963	USD 1,659,135	(1,960)
3/4/2008	JPY 81,992,788	USD 787,106	(2,121)
3/5/2008	USD 67,469	CHF 69,405	(839)
3/5/2008	USD 176,169	JPY 18,083,756	(2,103)
3/12/2008	AUD 166,814	USD 146,329	(8,834)
3/12/2008	AUD 182,800	USD 156,409	(13,623)
3/20/2008	CZK 24,728,422	USD 1,357,630	(137,666)
5/19/2008	HUF 431,555,586	USD 2,380,077	(69,370)
5/19/2008	PLN 793,540,639	USD 2,288,767	(117,112)
5/21/2008	MXN 11,403,014	USD 1,049,808	(4,367)

			$(361,148)
Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
EUR	European Union Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zlotych
USD	U.S. Dollar

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS—99.8%
Diversified— 5.5%
Eastgroup Properties, Inc.	33,770	$1,432,861
Vornado Realty Trust (a)	61,320	5,123,899

		6,556,760

Financial Services— 2.0%
Fidelity National Financial, Inc., CL A	34,855	613,796
Gramercy Capital Corp. New York (a)	86,755	1,772,405

		2,386,201

Forestry/Paper— 0.7%
Weyerhaeuser Co. (a)	13,245	810,594

Health Care— 7.0%
HCP, Inc. (a)	85,015	2,480,738
Medical Properties Trust, Inc. (a)	69,546	833,161
Nationwide Health Properties, Inc. (a)	35,455	1,075,350
OMEGA Healthcare Investors, Inc.	95,485	1,619,425
Ventas, Inc.	57,135	2,389,386

		8,398,060

Hotel— 7.8%
Hersha Hospitality Trust (a)	60,360	542,033
Hospitality Properties Trust	36,065	1,310,241
Host Marriott Corp. (a)	223,833	3,623,856
LaSalle Hotel Properties (a)	45,285	1,308,737
Starwood Hotels & Resorts Worldwide, Inc.	34,830	1,648,504
Strategic Hotels & Resorts, Inc. (a)	31,980	455,395
Sunstone Hotel Investors, Inc. (a)	28,730	449,912

		9,338,678

Mortgage— 2.6%
Annaly Capital Management, Inc.	66,630	1,378,575
Anthracite Capital, Inc.	86,285	551,361
Newcastle Investment Corp. (a)	55,385	595,389
Redwood Trust, Inc. (a)	17,840	596,213

		3,121,538

Office Properties— 19.0%
Alexandria Real Estate Equities, Inc.	44,850	4,117,230
Boston Properties, Inc. (a)	55,100	4,747,967
Brookfield Properties Corp.	83,540	1,557,186
Corporate Office Properties Trust, Inc.	77,740	2,381,953
Digital Reality Trust, Inc. (a)	68,720	2,467,048
Douglas Emmett, Inc. (a)	31,715	672,041
Mack-Cali Realty Corp.	28,820	994,002
SL Green Realty Corp. (a)	61,936	5,667,144

		22,604,571

Residential— 7.8%
American Campus Communities, Inc.	50,990	1,330,839
Camden Property Trust	22,670	1,076,598
Equity Residential Property	65,415	2,497,545
Essex Property Trust, Inc.	19,180	2,014,667
Mid-America Apartment Communities, Inc.	14,095	683,467
UDR, Inc. (a)	75,215	1,681,055

		9,284,171

Retail— 34.5%
CBL & Associates Properties, Inc.	46,540	1,086,709
Developers Diversified Realty Corp. (a)	104,830	4,042,245
Entertainment Properties Trust	31,095	1,457,423
Federal Realty Investment Trust (a)	30,970	2,219,930
General Growth Properties, Inc. (a)	140,675	4,967,234
Kimco Realty Corp. (a)	148,680	5,020,923
Macerich Co. (a)	72,510	4,640,640
Pennsylvania Real Estate Investment Trust (a)	40,220	994,641
Regency Centers Corp.	68,620	4,072,597
Simon Property Group, Inc. (a)	107,925	9,044,115
Tanger Factory Outlet Centers, Inc. (a)	23,150	821,825
Taubman Centers, Inc.	38,195	1,862,006
Weingarten Realty Investors (a)	29,955	961,855

		41,192,143

Storage— 5.9%
Public Storage, Inc. (a)	68,415	5,566,244
Sovran Self Storage, Inc. (a)	20,720	798,756
U-STORE-IT Trust	65,750	659,473

		7,024,473

Warehouse/Industrial— 7.0%
AMB Property Corp.	41,325	2,073,688
ProLogis Trust (a)	115,710	6,234,455

		8,308,143

TOTAL REAL ESTATE INVESTMENT TRUSTS AND COMMON STOCKS (Cost $79,733,603)		119,025,332

MONEY MARKET FUND—0.3%
Goldman Sachs Financial Square Prime Obligations Fund	360,068	360,068

TOTAL MONEY MARKET FUND (Cost $360,068)		360,068

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—39.3%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedules of Portfolio Investments.)	$46,906	46,906,396

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $46,906,396)		46,906,396

PNC Funds, Inc.
DIVERSIFIED REAL ESTATE FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

Value

TOTAL INVESTMENTS — 139.4% (Cost $127,000,067) (b)	$166,291,796
LIABILITIES IN EXCESS OF OTHER ASSETS — (39.4)%	(46,961,881)

NET ASSETS — 100.0%	$119,329,915

(a)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(b)	Aggregate cost for Federal income tax purposes is $127,026,528. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$44,830,061
Excess of tax cost over value	$(5,564,793)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Par (000)	Value

U.S. GOVERNMENT AGENCY SECURITIES—35.3%
Fannie Mae— 13.4%
Mortgage Backed Securities, 5.50%, 10/1/17	$752	$772,526
Notes,
6.00%, 5/15/11	2,000	2,190,542
5.00%, 10/15/11	3,250	3,478,885
4.38%, 9/15/12	4,500	4,724,905
4.63%, 10/15/13	3,250	3,436,719

		14,603,577

Federal Home Loan Bank— 5.6%
Notes,
5.25%, 9/11/09	3,250	3,389,990
5.25%, 6/11/10	2,500	2,654,815

		6,044,805

Freddie Mac— 16.2%
Mortgage Backed Securities,
5.50%, 3/1/22	3,004	3,071,009
5.50%, 4/1/22	4,068	4,158,544
5.28%, 2/1/36(a)	1,849	1,887,976
5.06%, 3/1/36(a)	2,557	2,601,851
Notes,
4.13%, 10/18/10(b)	1,500	1,556,355
4.88%, 11/15/13	4,000	4,281,472

		17,557,207

Government National Mortgage Association— 0.1%
Mortgage Backed Securities, 4.50%, 11/15/17	101	101,899

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $37,171,691)		38,307,488

CORPORATE BONDS—39.4%

Auto— 1.2%
Ford Motor Credit Co. LLC, 7.38%, 10/28/09	625	592,887

General Motors Acceptance Corp., 6.00%, 12/15/11	825	661,647

		1,254,534

Banking & Financial Services— 19.8%
American Express Credit Corp., 3.00%, 5/16/08	1,500	1,499,105
Bank of America Corp.,
3.25%, 8/15/08	1,500	1,503,462
4.25%, 10/1/10	1,000	1,027,543
Bear Stearns Cos. Inc. (The), 3.25%, 3/25/09	1,500	1,475,133
Charter One Bank, 5.50%, 4/26/11	1,800	1,870,594
Citigroup, Inc., 5.10%, 9/29/11	2,525	2,600,212
Countrywide Home Loans, Inc., 5.63%, 7/15/09	640	587,194
General Electric Capital Corp., 5.88%, 2/15/12	2,500	2,669,733
Goldman Sachs Group Inc. (The), 6.88%, 1/15/11	1,500	1,624,623
J.P. Morgan Chase & Co., 6.00%, 2/15/09	1,500	1,526,061
Merrill Lynch & Co.,
4.13%, 1/15/09	850	846,457
5.37%, 6/5/12(a)	1,650	1,523,897

Morgan Stanley, 3.88%, 1/15/09	1,000	999,764
Wachovia Corp., 3.50%, 8/15/08	1,800	1,799,519

		21,553,297

Beverages— 1.9%
Pepsico Inc.,
5.15%, 5/15/12	1,000	1,070,852
4.65%, 2/15/13	950	997,074

		2,067,926

Computers— 4.3%
Hewlett-Packard Co., 5.25%, 3/1/12	1,925	2,033,607
IBM Corp., 4.38%, 6/1/09	2,600	2,659,589

		4,693,196

Financial Services— 1.8%
Caterpillar Financial Services Corp., 4.70%, 3/15/12	1,300	1,340,096
SLM Corp., 4.00%, 1/15/09	675	650,887

		1,990,983

Hotel— 0.7%
MGM Mirage, Inc., 8.50%, 9/15/10	750	779,063

Manufacturing— 0.2%
3M Employee Stock Ownership, 5.62%, 7/15/09(c)	255	262,384

Oil & Exploration— 1.7%
Atlantic Richfield Co, 5.90%, 4/15/09	1,300	1,339,486
Tesoro Petroleum Corp., 6.25%, 11/1/12	500	481,250

		1,820,736

Pharmaceuticals— 3.5%
Bristol-Myer Squibb, 4.00%, 8/15/08	2,000	1,999,886
Pfizer Inc., 3.30%, 3/2/09	1,750	1,755,703

		3,755,589

Retail— 2.1%
Target Corp., 3.38%, 3/1/08	2,250	2,250,000

PNC Funds, Inc.
LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

CORPORATE BONDS — Continued
Telecommunications— 0.7%
AT&T, Inc., 5.30%, 11/15/10	$750	$789,005

Utilities - Electrical & Electronic— 1.5%
Public Service Co. of Colorado, 4.38%, 10/1/08	1,600	1,609,038

TOTAL CORPORATE BONDS (Cost $42,258,457)		42,825,751

ASSET-BACKED SECURITIES—6.3%
AEP Texas Central Transition Funding, 4.98%, 1/1/10	1,689	1,723,236
John Deere Owner Trust, 5.04%, 7/15/11	2,500	2,529,612
USAA Auto Owner Trust, 4.98%, 10/15/12	1,400	1,443,649
Wachovia Auto Owner Trust, 5.35%, 2/22/11	1,097	1,109,286

TOTAL ASSET-BACKED SECURITIES (Cost $6,685,400)		6,805,783

COMMERCIAL MORTGAGE-BACKED SECURITIES—3.1%
Citigroup Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class A2B, 5.21%, 12/11/49	2,000	1,942,895
Commercial Mortgage Pass-Thru- Certificate, 2006-C8, Class A2B, 5.25%, 12/10/46	1,500	1,466,434

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,517,350)		3,409,329

FOREIGN BONDS—9.1%
Corporate Bonds— 7.9%
ConocoPhillips Canada, 5.30%, 4/15/12	2,200	2,331,721
Eksportfinans, 5.13%, 10/26/11	1,200	1,284,436
European Investment Bank, 4.63%, 3/21/12	1,000	1,068,643
HSBC Holding, PLC., 7.50%, 7/15/09	1,500	1,575,835
Hutchison Whampoa International, 5.45%, 11/24/10(c)	1,500	1,548,934
Royal Caribbean Cruises Ltd., 8.75%, 2/2/11	725	772,665

		8,582,234

Healthcare-Products— 0.8%
Covidien International Finance SA, 5.45%, 10/15/12(c)	875	919,741

Sovereign— 0.4%
Brazil de Republic, 9.25%, 10/22/10	350	398,650

TOTAL FOREIGN BONDS (Cost $9,456,256)		9,900,625

U.S. TREASURY OBLIGATIONS—5.3%
U.S. Treasury Notes— 5.3%
Notes,(b)
4.88%, 8/31/08	1,000	1,015,079
4.13%, 8/31/12	2,000	2,146,252
3.63%, 5/15/13	2,500	2,629,103

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,617,916)		5,790,434

MONEY MARKET FUND—0.8%
PNC Government Money Market Fund, Institutional Shares	823,749	823,749

TOTAL MONEY MARKET FUND (Cost $823,749)		823,749

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—6.5%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedule of Portfolio Investments.)	7,002	7,001,612

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $7,001,612)		7,001,612

TOTAL INVESTMENTS IN SECURITIES — 105.8% (Cost $112,532,431) (d)		114,864,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(6,299,807)

NET ASSETS — 100.0%		$108,564,964

(a)	Variable or floating rate security. Rate disclosed is as of February 29, 2008.

(b)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be liquid.

(d)	Aggregate cost for financial reporting and Federal income tax purposes.

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Par (000)	Value

U.S. GOVERNMENT AGENCY SECURITIES—52.2%
Fannie Mae— 22.9%
Mortgage Backed Securities,
7.00%, 4/1/11	$5	$5,619
5.50%, 10/1/18	1,424	1,463,289
5.00%, 10/1/19	1,393	1,412,681
7.50%, 8/1/26	6	6,391
7.00%, 4/1/27	10	11,078
8.00%, 8/1/27	54	59,092
8.00%, 9/1/27	4	4,502
7.00%, 10/1/27	4	3,937
7.50%, 10/1/27	46	49,951
8.00%, 10/1/27	2	2,599
7.00%, 11/1/27	24	25,670
7.00%, 3/1/29	46	48,784
7.50%, 4/1/30	2	2,355
7.50%, 1/1/31	2	2,201
7.50%, 4/1/31	4	3,958
7.50%, 4/1/31	0	501
7.50%, 7/1/31	17	18,237
7.50%, 8/1/31	20	22,041
6.50%, 10/1/32	680	709,748
5.50%, 1/1/34	2,128	2,149,049
5.50%, 4/1/34	2,832	2,859,795
5.00%, 11/1/35	5,947	5,872,398
5.50%, 4/1/37	7,057	7,102,130
Notes,
4.38%, 9/15/12	1,000	1,049,979
4.63%, 5/1/13	1,600	1,670,115
4.63%, 10/15/13	1,575	1,665,487
5.00%, 2/13/17	6,500	6,894,212

		33,115,799

Freddie Mac— 28.8%
Mortgage Backed Securities,
5.50%, 10/1/18	1,648	1,690,951
4.50%, 11/1/18	2,215	2,226,064
5.00%, 11/1/18	2,003	2,034,280
5.00%, 1/1/19	1,874	1,902,684
5.00%, 3/1/19	2,375	2,411,202
5.50%, 7/1/20	1,656	1,694,750
5.00%, 12/1/20	1,492	1,513,289
5.50%, 3/1/22	2,575	2,632,293
7.50%, 7/1/26	7	7,658
8.00%, 10/1/29	6	6,149
7.50%, 9/1/30	4	4,036
8.00%, 9/1/30	1	1,311
8.00%, 12/1/30	0	597
8.00%, 5/1/31	4	4,353
6.00%, 12/1/33	1,727	1,771,698
5.00%, 10/1/34	2,119	2,093,985
5.50%, 1/1/35	1,854	1,869,937
6.00%, 12/1/35	2,907	2,974,173
5.28%, 2/1/36(a)	1,907	1,947,597
5.06%, 3/1/36(a)	2,965	3,017,273
6.00%, 4/1/37	5,031	5,142,176
Notes,
5.88%, 3/21/11	1,500	1,615,713
4.38%, 7/17/15	5,000	5,165,000

		41,727,169

Government National Mortgage Association— 0.5%
Mortgage Backed Securities,
7.00%, 2/15/12	11	11,519
9.00%, 5/15/16	0	510
9.00%, 11/15/16	16	17,101
7.00%, 2/15/17	138	144,111
8.00%, 5/15/17	2	2,607
8.00%, 5/15/17	3	3,188
10.00%, 5/15/19	3	3,317
9.00%, 11/15/19	6	6,711
9.00%, 6/15/21	48	53,087
9.00%, 8/15/21	10	10,785
9.00%, 9/15/21	2	2,151
9.00%, 9/15/21	13	14,852
9.00%, 9/15/21	6	7,139
9.00%, 9/15/21	1	968
8.00%, 2/15/23	54	58,824
7.00%, 5/20/24	6	6,114
7.00%, 10/15/25	6	7,048
6.50%, 2/15/26	7	7,151
7.00%, 2/15/26	75	80,848
6.50%, 3/15/26	6	6,241
7.00%, 1/15/27	7	7,713
7.00%, 2/15/27	47	50,387
8.50%, 8/15/27	17	18,743
7.00%, 9/15/27	8	9,099
8.00%, 9/15/27	8	8,765
7.00%, 10/15/27	44	46,857
7.00%, 10/15/27	3	2,943
7.00%, 10/15/27	8	8,123
7.00%, 11/15/27	52	55,961
7.00%, 12/15/27	4	4,826
7.00%, 4/15/28	2	1,811
6.50%, 7/15/28	47	49,223
7.50%, 10/15/29	26	28,208
7.50%, 1/15/32	18	19,745

		756,676

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $74,025,310)		75,599,644

CORPORATE BONDS—28.3%
Advertising— 0.9%
Omnicom Group, Inc., 5.90%, 4/15/16	1,350	1,334,942

Auto— 1.0%
Ford Motor Credit Co. LLC, 7.38%, 10/28/09	760	720,950
General Motors Acceptance Corp., 6.00%, 12/15/11	860	689,717

		1,410,667

Banking & Financial Services— 11.1%
Charter One Bank, 5.50%, 4/26/11	1,450	1,506,868
Citigroup, Inc., 5.10%, 9/29/11	1,500	1,544,680
Countrywide Home Loans, Inc., 5.63%, 7/15/09	800	733,993

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Continued
February 29, 2008
(Unaudited)

	Par (000)	Value

CORPORATE BONDS — Continued
Banking & Financial Services — Continued
Credit Suisse USA, Inc., 5.25%, 3/2/11	$1,200	$1,247,851
General Electric Capital Corp.
5.50%, 4/28/11	785	831,307
6.75%, 3/15/32	1,300	1,398,060
Goldman Sachs Group, Inc. (The), 4.88%, 1/12/15 (a)	2,149	2,013,385
J.P. Morgan Chase & Co., 6.00%, 2/15/09	1,475	1,500,627
Merrill Lynch & Co., Inc.
5.45%, 2/5/13	950	957,849
6.00%, 2/17/09	1,825	1,852,001
Morgan Stanley, 4.75%, 4/1/14	1,325	1,278,764
Wachovia Corp., 5.75%, 2/1/18 (b)	1,165	1,173,302

		16,038,687

Beverages— 1.0%
Coca-Cola Co. (The), 5.35%, 11/15/17	1,400	1,482,943

Computers— 0.6%
IBM Corp., 4.38%, 6/1/09	800	818,335

Diversified Manufacturing— 1.6%
Freeport-McMoran Copper & Gold, Inc., 8.25%, 4/1/15	760	800,850
General Electric Co., 5.00%, 2/1/13	1,400	1,459,399

		2,260,249

Financial Services— 3.1%
Bank of America Corp., 5.75%, 12/1/17	725	742,266
Bear Stearns Cos., Inc. (The), 3.47%, 1/31/11 (a)	2,250	2,017,085
First Data Corp., 9.88%, 9/24/15	775	673,281
SLM Corp., 4.00%, 1/15/09	1,175	1,133,025

		4,565,657

Food— 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	750	725,625

Food Service— 0.8%
Yum! Brands, Inc., 6.25%, 3/15/18	1,085	1,108,892

Health Care— 1.7%
HCA, Inc., 9.13%, 11/15/14	785	802,662
Johnson & Johnson, 5.95%, 8/15/37	1,475	1,595,033

		2,397,695

Hotel— 0.5%
MGM Mirage, Inc., 8.50%, 9/15/10	725	753,094

Oil & Exploration— 0.5%
Tesoro Petroleum Corp., 6.25%, 11/1/12	770	741,125

Oil & Gas— 0.6%
Petrobras International Finance Co., 6.13%, 10/6/16	900	922,770

Technology— 1.1%
United Technologies Corp., 4.38%, 5/1/10	1,500	1,548,439

Telecommunications— 2.9%
AT&T, Inc., 5.30%, 11/15/10	1,875	1,972,511
Time Warner, Inc., 5.88%, 11/15/16	800	779,763
Verizon New Jersey, Inc., 5.88%, 1/17/12	1,400	1,459,112

		4,211,386

Utilities - Electrical & Electronic— 0.4%
Public Service Co. of Colorado, 4.38%, 10/1/08	650	653,672

TOTAL CORPORATE BONDS (Cost $40,760,033)		40,974,178

FOREIGN BONDS—4.7%
Corporate Bonds— 2.4%
Cia Brasileira de Bebida, 8.75%, 9/15/13	725	837,375
Hutchison Whampoa International, 5.45%, 11/24/10 (c)	900	929,361
Royal Caribbean Cruises Ltd., 8.75%, 2/2/11	775	825,952
Vale Overseas Limited, 6.25%, 1/23/17	925	936,435

		3,529,123

Medical— 1.7%
AstraZeneca PLC, 6.45%, 9/15/37	1,525	1,644,737
Covidien International Finance SA, 6.00%, 10/15/17 (c)	750	785,924

		2,430,661

Sovereign— 0.6%
Brazil de Republic, 9.25%, 10/22/10	725	825,775

TOTAL FOREIGN BONDS (Cost $6,466,340)		6,785,559

COMMERCIAL MORTGAGE-BACKED SECURITIES—5.7%
Citigroup Deutsche Bank Commercial Mortgage Trust, 2006-CD3, Class AAB, 5.61%, 10/15/48	1,725	1,687,570

PNC Funds, Inc.
TOTAL RETURN BOND FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — Continued
Citigroup Deutsche Bank Commercial Mortgage Trust, 2007-CD4, Class ASB, 5.28%, 12/11/49	$3,085	$2,967,960
Commercial Mortgage Pass-Thru- Certificate, 2006-C8, Class A2B, 5.25%, 12/10/46	1,750	1,710,840
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB19, Class J, 5.94%, 2/12/49	750	332,458
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-LD11, Class K, 6.01%, 6/15/49	780	345,790
LB-UBS Commercial Mortgage Trust, 2006-C6, Class AAB, 5.34%, 9/15/39	1,250	1,213,954

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,164,876)		8,258,572

U.S. TREASURY OBLIGATIONS—7.6%
U.S. Treasury Notes— 7.6%
Bonds,(b)
5.00%, 5/15/37	2,825	3,097,570
4.25%, 11/15/17	2,650	2,802,168
Notes,
6.75%, 8/15/26	700	914,048
4.38%, 12/15/10	500	534,844
STRIPS,
0.00%, 11/15/13	4,300	3,684,214

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,341,673)		11,032,844

MONEY MARKET FUND—0.5%
PNC Government Money Market Fund, Institutional Shares	714,543	714,543

TOTAL MONEY MARKET FUND (Cost $714,543)		714,543

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN—4.7%
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse (See Note 1I in Notes to Schedules of Portfolio Investments.)	$6,721	6,721,187

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (Cost $6,721,187)		6,721,187

TOTAL INVESTMENTS IN SECURITIES — 103.7% (Cost $148,193,962) (d)		150,086,527

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(5,327,597)

NET ASSETS — 100.0%		$144,758,930

(a)	Variable or floating rate security. Rate disclosed is as of February 29, 2008.

(b)	A portion or all amounts are temporarily on loan to an unaffiliated broker/dealer. (See Note 1I in Notes to Schedules of Portfolio Investments.)

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. The Advisor, using procedures adopted by the Board of Directors, has deemed these securities to be liquid.

(d)	Aggregate cost for Federal income tax purposes is $148,208,060.The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$3,503,355
Excess of tax cost over value	$(1,624,888)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

MUNICIPAL BONDS—97.3%
District of Columbia— 2.9%
Washington D.C., Metro Area, Transit Authority, RB, Refunding, Gross Revenue, INS: MBIA, 5.00%, 1/1/12	$500	$530,265
Washington D.C., Metropolitan Transit Authority, Gross Revenue INS: MBIA, 5.00%, 7/1/10	300	313,557
Washington D.C., Metropolitan Transit Authority, RB, Gross Revenue, Refunding, INS: FGIC, 6.00%, 7/1/09	600	621,942

		1,465,764

Maryland— 85.4%
Annapolis, GO, CPI, 5.00%, 11/1/16	440	447,484
Anne Arundel County Spl Obligation, Prerefunded 7/1/10 @ 102, 7.38%, 7/1/28	800	893,216
Anne Arundel County, GO, 5.00%, 3/1/16	750	789,502
Anne Arundel County, GO, Prerefunded 3/1/12 @ 100, 5.25%, 3/1/18	1,000	1,075,420
Baltimore City, Construction, Public Improvements, GO, INS: AMBAC, 5.00%, 10/15/19	715	732,231
Baltimore City, GO, INS: MBIA, 7.00%, 10/15/10	450	495,104
Baltimore City, RB, Waste Water Project, INS: FGIC, 5.00%, 7/1/22	1,000	1,044,540
Baltimore City, RB, Waste Water Project, INS: MBIA, Prerefunded 7/1/15 @ 100, 5.00%, 7/1/21	1,000	1,079,340
Baltimore County Economic Development Revenue, LOC: Suntrust Bank, 2.35%, 10/1/31 (a)	850	850,000
Baltimore County, GO, 5.00%, 8/1/11	750	798,195
5.13%, 8/1/12	500	508,780
Baltimore County, RB, Catholic Health Initiatives, 5.00%, 9/1/21	500	502,055
Charles County, GO, 5.00%, 3/1/12	1,000	1,064,200
Frederick County, GO, Public Facilities, 5.00%, 8/1/17	1,730	1,835,322
Harford County, GO, 5.00%, 7/15/20	600	617,454
Harford County, GO, CPI, UT, 5.00%, 12/1/14	125	127,728
Howard County, CPI, GO, 5.00%, 2/15/14	1,000	1,078,740
Maryland Environmental Services-Cecil County, RB, Landfill Project, 5.13%, 9/1/10	180	187,524
5.30%, 9/1/12	250	260,920
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, INS: Assured Qty, 5.00%, 7/1/19	1,000	1,020,850
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center Project, 5.00%, 7/1/36	1,000	862,060
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA, 5.13%, 6/1/17	325	328,998
5.15%, 6/1/22	390	394,290
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Residential, 3.70%, 9/1/09	1,000	1,015,230
Maryland State Economic Development,RB, Corporate Lease, Maryland Department of Transportation Headquarters, 5.00%, 6/1/15	450	473,751
Maryland State Economic Development,RB, Infrastructure, University of Maryland-College Park Project, INS:AMBAC, 5.38%, 7/1/14	490	514,941
Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA, 5.30%, 10/1/18	460	495,089
Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, RB, Prerefunded 7/1/09 @ 101, 6.00%, 7/1/09	500	527,845
Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, RB, Refunding, 5.63%, 7/1/17	500	509,495
Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care, 5.38%, 7/1/32	500	483,180
Maryland State Health & Higher Educational Facilities Authority, RB, Goucher College, 5.38%, 7/1/25	500	490,845
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital, 5.13%, 7/1/20	500	509,215
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins University, 5.13%, 7/1/11	600	615,702
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University

PNC Funds, Inc.
MARYLAND TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

MUNICIPAL BONDS — Continued
Maryland — Continued
5.25%, 7/1/16	$750	$768,045
5.25%, 7/1/17	500	511,850
Maryland State Health & Higher Educational Facilities Authority, University of MD Med System, 4.50%, 7/1/26	200	173,000
Maryland State Health & Higher Educational Facilities Authority, Western MD Health System, INS: MBIA, FHA, 5.00%, 7/1/21	750	747,060
Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics, 5.25%, 12/15/14	500	527,965
Maryland State National Capital Park & Planning Commission, 10.00%, 5/1/22 (a)	1,000	1,000,000
Maryland State Transportation Authority, INS: FSA, 5.00%, 7/1/20	1,000	1,031,510
Montgomery County Revenue Authority, RB, Olney Indoor Swim Center Project, 5.25%, 10/1/12	170	170,207
Montgomery County, GO, VRDB, SPA: Dexia Credit Local, 2.88%, 6/1/26 (a)	2,300	2,300,000
Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group, 5.50%, 12/1/16	930	967,451
New Baltimore School Board, RB, 5.13%, 11/1/14	455	472,754
Prince Georges County IDA, RB, Upper Marlboro Justice, INS: MBIA
5.00%, 6/30/17	500	517,895
5.00%, 6/30/19	710	726,586
Prince Georges County, GO, Prerefunded 10/1/13 @ 100, 5.00%, 10/1/23	1,685	1,814,560
Prince Georges County, RB, IDA, Hyattsville District Court Facility, 6.00%, 7/1/09	675	676,796
Queen Anne’s County, GO, INS: FGIC, 5.00%, 11/15/10	400	420,224
Saint Mary’s County, GO, Refunding, St. Mary’s Hospital, 5.00%, 10/1/09	880	910,659
State of Maryland, 5.00%, 8/1/16	2,000	2,115,220
Talbot County, GO, 5.00%, 3/15/12	480	510,163
Washington County, GO, INS: FGIC, 5.00%, 1/1/16	675	687,400
Washington County, GO, INS: FGIC, 5.50%, 1/1/20	300	317,517
Washington Suburban Sanitary District, GO, Refunding
5.00%, 6/1/19	680	708,438
5.00%, 6/1/20	1,000	1,031,150
Washington Suburban Sanitary District, GO, General Construction, Prerefunded 6/1/10 @ 100, 5.25%, 6/1/24	440	463,905
Westminster Educational Facilities Revenue, RB, McDaniel College
5.00%, 11/1/21	160	157,502
5.00%, 11/1/23	240	232,884
Wicomico County, GO, INS: FGIC, 5.00%, 2/1/15	755	763,939

		43,353,926

Puerto Rico— 9.0%
Puerto Rico Commonwealth, Public Improvements, GO, INS: MBIA, 5.25%, 7/1/21	1,000	1,003,660

Puerto Rico Electric Power Authority, Power, RB, INS: MBIA, 5.00%, 7/1/19	1,000	1,010,930
Puerto Rico Commonwealth Highway & Transportation Authority, Prerefunded 7/1/12 @ 100, 5.75%, 7/1/41	1,350	1,475,888
Puerto Rico Public Buildings Authority, Prerefunded 7/1/14 @ 100, 5.50%, 7/1/21	1,000	1,092,930

		4,583,408

TOTAL MUNICIPAL BONDS (Cost $49,596,520)		49,403,098

MONEY MARKET FUND —1.7%
Goldman Sachs Financial Square Tax-Free Money Market Fund, Institutional Shares	842,125	842,125

TOTAL MONEY MARKET FUND (Cost $842,125)		842,125

TOTAL INVESTMENTS IN SECURITIES — 99.0% (Cost $50,438,645) (b)		50,245,223
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		512,283

NET ASSETS — 100.0%		$50,757,506

(a)	Variable or floating rate security. Rate disclosed is as of February 29, 2008.

(b)	Aggregate cost for financial reporting and Federal income tax purposes.

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS—98.9%

Arizona— 4.6%
Arizona School Facilities Board, RB, Prerefunded 7/1/11 @ 100, 5.50%, 7/1/12	$1,395	$1,498,941
University of Arizona, RB, INS: FSA, 5.25%, 6/1/09	1,050	1,084,440

		2,583,381

California— 3.8%
State of California, 5.00%, 3/1/12	1,000	1,051,960
State of California Economic Recovery, 5.00%, 7/1/11	1,000	1,059,820

		2,111,780

Colorado— 1.9%
Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC, 5.25%, 11/1/11	1,000	1,068,010

Florida— 13.2%
Brevard County, Health Facilities Authority, INS: MBIA, 5.63%, 10/1/14	2,550	2,555,100
Canaveral Port Authority, RB, INS: FGIC, 5.70%, 6/1/13	280	281,926
Collier County Health Facilities Authority LOC: JP Morgan Chase, 3.45%, 1/1/35 (a)	300	300,000
Florida State Division of Bond Finance Dept. General Services, RB, INS: FSA, 5.25%, 7/1/13	1,810	1,837,621
Highlands County Health Facilities Authority, Prerefunded 11/15/11 @ 101, 6.00%, 11/15/31	1,300	1,431,638
St. Lucie County, RB, INS: MBIA, 5.50%, 4/1/10	1,000	1,027,500

		7,433,785

Hawaii— 2.5%
State of Hawaii, INS MBIA, 5.00%, 10/1/12	1,340	1,428,293

Illinois— 2.9%
Chicago Illinois Park District, INS: FGIC, Prerefunded 7/1/11 @ 100, 5.50%, 1/1/20	1,500	1,609,320

Kansas— 1.8%
City of Olathe Kansas Health Facilities, Putable 3/1/13 @100, 4.13%, 9/1/37 (a)	1,000	994,430

Maryland— 3.8%
Anne Arundel County, GO, 5.00%, 3/1/14	1,000	1,078,170
Prince Georges County, GO, CPI, INS: FSA, 5.50%, 5/15/09	1,000	1,035,890

		2,114,060

Massachusetts— 1.9%
Commonwealth of Massachusetts, INS: AMBAC, Prerefunded 11/1/16 @ 100, 5.00%, 11/1/24	1,000	1,075,530

Michigan— 7.0%
Detroit Michigan, INS: XLCA 5.25%, 4/1/18	1,000	1,029,070
Michigan State Building Authority, RB, 5.25%, 10/15/13	1,030	1,058,119
Woodhaven Brownstown Michigan School District, Prerefunded 5/1/12 @100, 5.38%, 5/1/16	1,710	1,841,841

		3,929,030

Minnesota— 3.9%
Minneapolis Health Care System, Prerefunded 11/15/12 @ 100, 6.00%, 11/15/23	1,000	1,111,420
Rochester Minnesota Health Care Facilities, 3.80%, 8/15/32 (a)	1,100	1,100,000

		2,211,420

Montana— 1.8%
Montana Board of Investment MT, 3.25%, 3/1/09 (a)	1,000	997,590

Nevada— 2.0%
State of Nevada, 5.00%, 7/1/13	1,080	1,101,125

New Jersey— 2.9%
New Jersey State Transportation, RB, ETM, INS: MBIA, 6.50%, 6/15/10	1,500	1,617,075

New York— 6.3%
New York City, GO
5.00%, 8/1/09	1,130	1,164,002
5.00%, 8/1/11	1,000	1,053,320
New York State Tobacco Settlement Financing Corp., 5.50%, 6/1/16	1,300	1,338,753

		3,556,075

North Carolina— 2.4%
University of North Carolina, RB, 5.00%, 12/1/11	1,250	1,333,637

Pennsylvania— 9.9%
Pennsylvania State Higher Eductational Facilities Authority College & University, RB, INS: MBIA, Prerefunded 6/1/10 @ 100, 5.50%, 6/1/18	1,430	1,513,798

PNC Funds, Inc.
TAX-EXEMPT LIMITED MATURITY BOND FUND
Schedule of Portfolio Investments — Concluded
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

MUNICIPAL BONDS — Continued
Pennsylvania — Continued
Pennsylvania State, GO, 5.00%, 7/1/14	$1,800	$1,933,902
University of Pittsburgh PA, 5.00%, 8/1/10	2,000	2,098,280

		5,545,980

South Carolina — 7.9%
Lexington County SC, 5.00%, 11/1/17	1,250	1,269,063
Richland County School District, GO, INS: FSA, 5.00%, 3/1/09	1,595	1,635,752
South Carolina Public Service Authority,
RB, INS: FSA,
5.00%, 1/1/13	1,460	1,561,674

		4,466,489

Tennessee — 1.8%
Shelby County, GO, 5.00%, 4/1/09	1,000	1,026,810

Texas — 9.0%
City of Houston TX, INS: AMBAC, 5.00%, 3/1/15	1,000	1,068,610
Corpus Christi Texas Independent School District, 5.00%, 8/15/11	740	741,480
Harris County Health Facilities Development Corp. INS: FSA, 3.91%, 12/1/39 (a)	1,000	1,000,000
Houston Health Facilities Development Corp., Retirement Facility, Prerefunded 2/15/14 @ 101, 7.13%, 2/15/34	1,000	1,178,720
Texas State Transportation Commission, 5.00%, 4/1/13	1,000	1,068,650

		5,057,460

Virginia — 7.6%
Northern Virginia Transportation District, RB, INS: FSA, 5.38%, 7/1/14	1,000	1,025,810
Tobacco Settlement Financing Corp VA, Prerefunded 6/1/15 @ 100, 5.63%, 6/1/37	1,000	1,107,820
Virginia State, GO, RB, 5.00%, 6/1/13	2,000	2,154,260

		4,287,890

TOTAL MUNICIPAL BONDS (Cost $55,187,962)		55,549,170

MONEY MARKET FUND — 0.3%
Goldman Sachs Financial Square Tax-Free Money Market Fund, Institutional Shares	170,715	170,715

TOTAL MONEY MARKET FUND (Cost $170,715)		170,715

TOTAL INVESTMENTS IN SECURITIES — 99.2% (Cost $55,358,677) (b)	$55,719,885
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%	467,585

NET ASSETS — 100.0%	$56,187,470

(a)	Variable or floating rate security. Rate disclosed is as of February 29, 2008.

(b)	Aggregate cost for Federal income tax purposes is $55,359,177. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$525,217
Excess of tax cost over value	$(164,509)

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments
February 29, 2008
(Unaudited)

	Shares/Par (000)	Value

MUNICIPAL BONDS—98.7%

Alabama— 1.4%
Auburn University, RB, General Fee Revenue, INS:MBIA, 5.50%, 6/1/13	$1,000	$1,054,090

Alaska— 2.9%
Alaska Housing Finance Corp., INS MBIA,GO, 5.00%, 12/1/18	2,085	2,188,145

Arizona— 3.1%
Arizona Tourism & Sports Authority Recreation Facility, Prerefunded 7/1/13 @100, INS: MBIA, 5.38%, 7/1/21	2,135	2,325,570

California— 16.0%
California Health Facilities Financing Authority, RB, Refunding, 4.95%, 7/1/26 (a)	1,800	1,852,002
Glendale Unified School District Improvements, INS: MBIA, 5.25%, 9/1/17	1,500	1,564,455
Golden State Tobacco Securitization Corp., Prerefunded 6/1/13 @ 100, 6.75%, 6/1/39	2,000	2,287,940
State of California Economic Recovery, 5.00%, 7/1/11	1,250	1,324,775
State of California,
5.00%, 12/1/15	2,000	2,110,060
5.00%, 10/1/18	3,000	3,079,830

		12,219,062

Colorado— 1.3%
Adams State College, RB, INS: MBIA, 5.25%, 5/15/24	1,000	1,010,980

Florida— 5.7%
Fleming Island Plantation Community Development District, Prerefunded 5/1/10 @ 101, 7.38%, 5/1/31	2,000	2,205,280
Lee County Transit Facilities Revenue, RB, INS: AMBAC, 5.50%, 10/1/14	1,000	1,048,760
Miami-Dade County Educational Facilities Authority, RB, University of Miami, INS:AMBAC, Prerefunded 4/1/14 @ 100,
5.00%, 4/1/22	1,000	1,071,220

		4,325,260

Illinois— 4.9%
Chicago, GO, INS: AMBAC, 6.25%, 1/1/13	1,000	1,112,080
Illinois Educational Facilities Authority Student Housing, Prerefunded 5/1/12@ 101, 6.00%, 5/1/22	1,000	1,111,900
Illinois Sate School Improvement, INS:FSA, 5.50%, 4/1/16	1,450	1,543,829

		3,767,809

Kentucky— 1.4%
Berea Kentucky Educational Facility, RB,(a) 2.25%, 6/1/32	1,100	1,100,000

Maryland— 1.7%
Maryland State Health & Higher Education, RB, Peninsula Medical Center, 5.00%, 7/1/20	1,325	1,323,702

Massachusetts— 7.5%
Commonwealth of Massachusetts, INS: AMBAC, Prerefunded 11/1/16 @100, 5.00%, 11/1/16	1,000	1,075,530
Massachusetts Bay Transportation Authority, INS: FGIC, 5.50%, 3/1/13	3,000	3,265,290
Massachusetts Water Resources Authority, INS: MBIA, GO, 5.00%, 8/1/24	1,410	1,413,102

		5,753,922

Michigan— 6.9%
Detroit Sewer Disposal, Refunded, RB, INS: MBIA, 5.00%, 7/1/12	1,000	1,060,870
Michigan State Building Authority, 5.13%, 10/15/20	1,000	1,020,570
Southfield Library Building Authority, RB, INS: MBIA, 5.00%, 5/1/17	1,135	1,186,983
Warren Consolidated School District, RB, 5.25%, 5/1/17	1,930	2,031,171

		5,299,594

New Hampshire— 1.3%
New Hampshire Health & Education Facilities Authority, RB, 3.57%, 6/1/31 (a)	1,000	1,000,000

New York— 8.9%
City of New York Public Improvements, 5 00%, 8/1/11 (a)	1,250	1,316,650
New York City E5, GO, VRDB, INS: JP Morgan, 2.70%, 8/1/17 (a)	500	500,000
New York State Environmental Facility Corp. Station Clean Water & Drinking, 5.25%, 6/15/16	1,350	1,431,459
New York State Environmental Facility, RB, 6.00%, 6/15/18	1,775	1,840,036
New York State Tobacco Settlement Financing Authority, 5.50%, 6/1/16	1,690	1,740,379

		6,828,524

PNC Funds, Inc.
NATIONAL TAX-EXEMPT BOND FUND
Schedule of Portfolio Investments  — Concluded
February 29, 2008
(Unaudited)

	Par (000)	Value

MUNICIPAL BONDS — Continued

North Carolina— 4.1%
North Carolina Medical Care Commission Health System Revenue, GO, Refunded Mission Health Combined Group, 5.00%, 10/1/22	$1,000	$995,870
Orange County North Carolina Space Facilities, RB, GO, 5.25%, 4/1/16	2,000	2,166,700

		3,162,570

Ohio— 1.7%
Richland County Ohio Hospital,Prerefunded 11/15/10 @ 101, 6.38%, 11/15/30	1,165	1,272,611

Oregon— 1.3%
Oregon State Bond Bank, RB, INS:MBIA, 5.50%, 1/1/18	995	1,017,109

Pennsylvania— 13.4%
Allegheny County Sanitation Authority, RB, INS: MBIA, 5.75%, 12/1/13	1,150	1,217,183
Chester County, RB, GO, 5.50%, 11/15/15	2,235	2,360,741
Lancaster County Hospital Authority Revenue General Hospital Project, Prerefunded 9/15/13 @100, 5.50%, 3/15/26	1,500	1,636,200
Mifflin County Hospital Authority, RB, Prerefunded 1/1/11 @ 101, 6.00%, 7/1/15	1,895	2,058,084
Pennsylvania Higher Educational Facilities Authority, Refunded, RB, INS: RADIAN 5.00%, 12/15/16	1,425	1,466,738
Philadelphia Hospitals & Higher Education Facilities Authority, INS: AMBAC, Prerefunded 11/1/11 @100, 5.50%, 11/1/11	1,350	1,460,133

		10,199,079

South Carolina— 6.8%
Columbia Recreation Facilities, INS: AMBAC, 5.25%, 6/1/17	1,895	1,993,028
Lexington County, South Carolina, Health Services District, Inc., Prerefunded 5/1/14 @ 100, 5.50%, 5/1/32	2,000	2,193,000
Lexington County, South Carolina, Health Services District, Inc., RB, 5.00%, 11/1/18	1,000	1,006,030

		5,192,058

Texas— 5.5%
Austin Independent School District, RB, 5.00%, 8/1/16	2,500	2,682,425
County of Harris, 5.38%, 10/1/16	1,465	1,535,862

		4,218,287

Washington— 2.9%

Energy Northwest Washington Electric, RB, 5.50%, 7/1/15	2,000	2,198,000

TOTAL MUNICIPAL BONDS (Cost $75,774,644)		75,456,372

MONEY MARKET FUND—0.2%
Goldman Sachs Financial Square Tax-Free Money Market Fund, Institutional Shares	136,450	136,450

TOTAL MONEY MARKET FUND (Cost $136,450)		136,450

TOTAL INVESTMENTS IN SECURITIES — 98.9% (Cost $75,911,094) (b)		75,592,822
OTHER ASSETS IN EXCESS OF LIABILITIES —1.1%		814,190

NET ASSETS — 100.0%		$76,407,012

(a)	Variable or floating rate security. Rate disclosed is as of February 29, 2008.
(b)	Aggregate cost for financial reporting and Federal income tax purposes.

See Accompanying Investment Abbreviations and Notes to Schedules of Portfolio Investments.

PNC Funds, Inc.
INVESTMENT ABBREVIATIONS

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
CL	Class
COP	Certificate of Participation
CPI	Consolidated Public Improvement
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Federal Security Assurance
GDR	Global Depository Receipt
GO	General Obligation
IDA	Industrial Development Agency
INS	Insured
LLC	Limited Liability Company
LOC	Letter of Credit
MBIA	Municipal Bond Investor Assurance
PLC	Public Liability Company
RB	Revenue Bond
SPA	Standby Purchase Agreement
STRIPS	Separately Traded Registered Interest and Principal Securities
UT	Unlimited Tax
VRDB	Variable Rate Demand Bond
XLCA	XL Capital Assurance

PNC Funds, Inc.
Notes to Schedules of Portfolio Investments
February 29, 2008
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

PNC Funds, Inc. is a series mutual fund which currently issues shares of common stock representing interests in fourteen investment portfolios: Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the “Money Market Funds”), Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund (the “Equity Funds”), and Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund (the “Bond Funds”), (the Money Market Funds, Equity Funds and Bond Funds collectively, the “Funds,” individually, each a “Fund”).

The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules.

A)

Security Valuation: Investment securities held by the Money Market Funds are valued under an amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at fair value in accordance with procedures established by the Board of Directors. The Board of Directors of

the Company has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations no longer represent the fair value of the foreign securities held by the International Equity Fund and may require fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, the International Equity Fund utilizes data furnished by an independent pricing service. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

B)	Security Transactions: Security transactions are accounted for on the trade date of financial reporting dates.

C)

Repurchase Agreements: Each Fund, except Tax-Exempt Money Market Fund, Tax-Exempt Limited Maturity Bond Fund, Maryland Tax-Exempt Bond Fund, and National Tax-Exempt Bond Fund, may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. In the case of Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the transaction costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as collateralized financings. The policy of the Funds is to obtain possession of collateral with a market value greater than or equal to 102% of the repurchase agreement.

D)

Foreign Securities: Investing in foreign securities is subject to certain risks such as currency exchange rate volatility, possible political, social, or economic instability, foreign taxation and/or differences in auditing and other financial standards.

E)

Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the respective period, purchases and sales of securities at the rate of exchange prevailing on the dates of such transactions.

F)

Forward Foreign Currency Exchange Contracts: International Equity Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently.

G)

Forward Interest Rate Swap Contracts: The Bond Funds may enter into forward interest rate swap contracts in order to hedge their exposure to changes in interest rates on their debt portfolio holdings. All commitments are marked-to-market daily at the applicable interest rate and any resulting unrealized gains or losses are recorded currently.

H)

Interest Rate Swap Agreements: The Bond Funds may invest in interest rate swap agreements for the purpose of hedging against changes in interest rates. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.

I)

Securities Lending: Pursuant to an agreement with Credit Suisse First Boston, New York Branch (“Credit Suisse”), each Fund except Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund lends its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for the International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in certain high quality, liquid investments. Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. The Company has the right under the securities lending agreement to recover the loaned securities from the borrower on demand.

At February 29, 2008, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at that date owned a pro-rata portion of the securities listed below.

	Par	Value

TIAA Real Estate CDO Trust Ltd., 3.16%, 03/28/08	$15,851,497	$15,851,497
Commodore CDO, 5.21%, 6/12/08	4,580,414	4,580,414
Allstate Life Global Funding II, 4.30%, 9/12/08	4,000,000	4,000,000
American General Financial Corp, 4.29%, 9/12/08	10,000,000	10,000,000
Anglo Irish Bank Corp., 3.17%, 9/5/08	20,000,000	20,000,000
BCPN Finance, 3.19%, 9/2/08	20,000,000	20,000,000
Bear Stearns Co., Inc., 4.30%, 8/15/08	22,000,000	22,000,000
Genworth Financial, 4.30%, 8/15/08	10,000,000	10,000,000
Irish Life & Permanent PLC, 3.15%, 8/20/08	7,000,000	6,999,834
Jackson National Life Funding, 3.32%, 8/29/08	10,000,000	10,000,000
Natixis, 4.25%, 9/12/08	20,000,000	19,999,216
Northern Rock PLC, 3.20%, 8/1/08	12,000,000	12,000,000
SLM Corp., 4.25%, 4/14/08	20,000,000	20,000,000
Caixa Catalunya, 5.18%, 6/30/08	20,000,000	20,000,000
CAJAME, 4.71%, 7/25/08	20,000,000	20,000,000
CIT Group, 5.23%, 5/19/08	25,000,000	25,000,000

Dekabank, 3.93%, 8/19/08	15,000,000	14,999,576
KKR Atlantic, 3.47%, 3/13/08*	7,969,678	7,969,678
AGY AAA TRIREPO 3.08%, 3/3/08	102,699,000	102,699,000

Securities Legend

CDO Collaterized Debt Obligation
PLC Public Liability Co.

*

KKR Atlantic Funding Trust (the “Trust”) is an asset backed commercial paper investment held in the Company’s joint account for the securities lending program. The Trust is collateralized with a portfolio of AAA-rated private label residential mortgage-backed securities. Investor concerns about subprime risk and conditions in the housing market led to a deterioration in the market value of the underlying collateral and, as a result, the Trust violated an over-collateralization trigger. On October 15, 2007, the Trust was restructured and extended with 50% of the holdings maturing on February 15, 2008 and March 13, 2008, respectively. The Trust failed to make the February 15, 2008 maturity payment. On March 25, 2008, certain noteholders, including the Company, and KKR Financial agreed to a settlement and restructuring. As part of the restructuring, Atlantic East Funding LLC (“Atlantic East”) was formed to accept collateral previously held by the Trust and to issue new notes to existing investors in the Trust. Atlantic East has an initial maturity of March 25, 2009 and each noteholder has the option to extend for an additional year at maturity or receive a pro-rata distribution of the underlying collateral. Principal and interest collections on the underlying collateral will be distributed monthly. As of March 10, 2008, the Prime Money Market Fund and the Government Money Market Fund no longer owned a pro-rata portion of the Trust.

J)

In the normal course of business the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

K)

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds, Inc.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President and Principal Executive Officer

Date	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie

Kevin A. McCreadie, President and Principal Executive Officer

Date	April 29, 2008

By (Signature and Title)*	/s/ Jennifer E. Spratley

Jennifer E. Spratley, Treasurer and Principal Financial Officer

Date	April 29, 2008

* Print the name and title of each signing officer under his or her signature.